UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ---------

                          INSTITUTIONAL FIDUCIARY TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/05
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                 FRANKLIN CASH
                                 RESERVES FUND

--------------------------------------------------------------------------------

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Contents

SEMIANNUAL REPORT

Franklin Cash Reserves Fund ...............................................    1

Performance Summary .......................................................    2

Your Fund's Expenses ......................................................    4

Financial Highlights & Statement of Investments ...........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

The Money Market Portfolios ...............................................   15

Shareholder Information ...................................................   28

--------------------------------------------------------------------------------

Semiannual Report

Franklin Cash Reserves Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Cash Reserves Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Cash Reserves Fund's semiannual report for the period ended December 31, 2005.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the six months under review resulted in an increase in the Fund's yield. In this environment, the Fund's seven-day effective yield rose from 2.34% on June 30, 2005, to 3.66% on December 31, 2005.

ECONOMIC AND MARKET OVERVIEW

The economy continued to grow at a healthy pace during the six months under review. Over the reporting period, nonfarm payroll data, as well as other indexes,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                           Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                    47.3%
--------------------------------------------------------------------------------
Commercial Paper                                                           37.0%
--------------------------------------------------------------------------------
Repurchase Agreements                                                      10.9%
--------------------------------------------------------------------------------
Bank Notes                                                                  3.3%
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                                       1.5%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Symbol: INRXX
12/31/05

--------------------------------------------------------------------------------
Seven-day effective yield*                                                 3.66%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 3.59%
--------------------------------------------------------------------------------

*     The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/05. The Fund's average weighted maturity was 23 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying Portfolio, agreed in advance to waive a portion of its management fees and make payments to limit other expenses. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 3.48% and 3.54%. This arrangement may be discontinued at any time upon notice to the Fund's Board of Trustees.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

showed growing employment. This and other factors helped consumer spending increase 6.25% (not adjusted for inflation) in December 2005 compared with the same month a year earlier, which supported U.S. economic growth.(1)

Business spending also rose during the reporting period, contributing to economic growth. Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans.

Oil prices remained high during the period amid concerns about potential long-term supply limitations in the face of expected strong growth in global demand, especially from China and India. Despite high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI), which was the same as the core CPI's 10-year average.(2) The Federal Reserve Board (Fed) noted some economic effects due to the recent hurricanes. However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Fed raised the federal funds target rate to 4.25% from 3.25% during the six-month period.

The 10-year Treasury note fluctuated considerably over the six months, but overall its yield rose from 3.94% at the beginning of the period to 4.39% on December 31, 2005. Although core inflationary pressures appeared relatively well contained, the U.S. economy's resilience caused some concern about future pricing pressures. Some market participants also pointed to the upcoming change in the Fed chairman as another possible catalyst for the 10-year Treasury's rise, as there is some market perception that Ben Bernanke, the next Fed chairman, may tolerate higher inflation risk. However, Mr. Bernanke is reported to share many of retiring chairman Alan Greenspan's economic philosophies. Furthermore, it is likely to take some time before Mr. Bernanke's approach to dealing with inflation is apparent.

(1)   Source: Bureau of Economic Analysis.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


2 | Semiannual Report

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2005, 79.3% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

(3)   These do not indicate ratings of the Fund.

THIS FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------
                      BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES PAID DURING
                        VALUE 7/1/05     VALUE 12/31/05  PERIOD* 7/1/05-12/31/05
--------------------------------------------------------------------------------
Actual                     $1,000           $1,014.80             $4.06
--------------------------------------------------------------------------------
Hypothetical (5%
  return before
  expenses)                $1,000           $1,021.17             $4.08
--------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.80%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                                           -------------------------------------------------------------------------
                                                           SIX MONTHS ENDED
                                                           DECEMBER 31, 2005                    YEAR ENDED JUNE 30,
                                                              (UNAUDITED)          2005       2004       2003       2002       2001
                                                           -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                           -------------------------------------------------------------------------
Income from investment operations - net
  investment income ....................................           0.015          0.013      0.002      0.007      0.018      0.052

Less distributions from net investment income ..........          (0.015)        (0.013)    (0.002)    (0.007)    (0.018)    (0.052)
                                                           -------------------------------------------------------------------------
Net asset value, end of period .........................        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                           =========================================================================

Total return(a) ........................................            1.48%          1.36%      0.21%      0.70%      1.85%      5.31%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................        $139,768       $190,179   $196,808   $231,196   $180,909   $153,223

Ratios to average net assets:

   Expenses(b) .........................................            0.94%(c)       0.98%      1.06%      0.96%      0.94%      0.89%

   Expenses net of waiver and payments
     by affiliate(b) ...................................            0.80%(c)       0.85%      0.85%      0.88%      0.93%      0.88%

Net investment income ..................................            2.92%(c)       1.34%      0.23%      0.66%      1.80%      5.12%

(a)   Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.


6 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------
FRANKLIN CASH RESERVES FUND                          SHARES          VALUE
-------------------------------------------------------------------------------
MUTUAL FUND (COST $144,730,938) 103.6%
The Money Market Portfolio (Note 1) ..........     144,730,938    $ 144,730,938
OTHER ASSETS, LESS LIABILITIES (3.6)% ........                       (4,962,983)
                                                                  --------------
NET ASSETS 100.0% ............................                    $ 139,767,955
                                                                  ==============


                      Semiannual Report | See notes to financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                                 ---------------
                                                                     FRANKLIN
                                                                  CASH RESERVES
                                                                       FUND
                                                                 ---------------
Assets:
   Investments in Portfolio, at value and cost (Note 1) .....    $  144,730,938
   Receivables from capital shares sold .....................           395,949
                                                                 ---------------
         Total assets .......................................       145,126,887
                                                                 ---------------
Liabilities:
   Payables:
      Capital shares redeemed ...............................         5,111,576
      Affiliates ............................................           219,934
      Distributions to shareholders .........................            22,143
   Accrued expenses and other liabilities ...................             5,279
                                                                 ---------------
         Total liabilities ..................................         5,358,932
                                                                 ---------------
              Net assets, at value ..........................    $  139,767,955
                                                                 ---------------
Net assets consist of paid-in capital .......................    $  139,767,955
                                                                 ===============
Shares outstanding ..........................................       139,767,955
                                                                 ===============
Net asset value per share ...................................    $         1.00
                                                                 ===============


8 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                  --------------
                                                                    FRANKLIN
                                                                  CASH RESERVES
                                                                       FUND
                                                                  --------------
Investment income:
   Dividends from Portfolio ...................................   $   3,220,760
                                                                  --------------
Expenses:
   Administrative fees (Note 3a) ..............................         225,684
   Distribution fees (Note 3b) ................................         179,434
   Transfer agent fees (Note 3c) ..............................         260,410
   Reports to shareholders ....................................          12,195
   Registration and filing fees ...............................          11,982
   Professional fees ..........................................          11,399
   Trustees' fees and expenses ................................           1,367
   Other ......................................................           2,841
                                                                  --------------
      Total expenses ..........................................         705,312
      Expenses waived/paid by affiliate (Note 3d) .............        (126,085)
                                                                  --------------
         Net expenses .........................................         579,227
                                                                  --------------
            Net investment income .............................       2,641,533
                                                                  --------------
Net increase (decrease) in net assets resulting from
   operations .................................................    $   2,641,533
                                                                  ==============


                      Semiannual Report | See notes to financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   -------------------------------------
                                                                        FRANKLIN CASH RESERVES FUND
                                                                   -------------------------------------
                                                                   SIX MONTHS ENDED
                                                                   DECEMBER 31, 2005      YEAR ENDED
                                                                      (UNAUDITED)        JUNE 30, 2005
                                                                   -------------------------------------
Increase (decrease) in net assets:
   Net investment income .......................................   $      2,641,533     $     2,523,757
   Distribution to shareholders from net investment income .....         (2,641,533)         (2,523,757)
   Capital share transactions (Note 2) .........................        (50,411,339)         (6,628,506)
                                                                   -------------------------------------
      Net increase (decrease) in net assets ....................        (50,411,339)         (6,628,506)
Net assets (there is no undistributed net investment
   income at the beginning or end of period)
   Beginning of period .........................................        190,179,294         196,807,800
                                                                   -------------------------------------
   End of period ...............................................   $    139,767,955     $   190,179,294
                                                                   =====================================


10 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. The Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2005, the Fund owns 2.57% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 11

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                    ----------------------------------
                                                    SIX MONTHS ENDED     YEAR ENDED
                                                    DECEMBER 31, 2005   JUNE 30, 2005
                                                    ----------------------------------
Shares sold ......................................    $  79,410,228     $ 144,098,196
Shares issued in reinvestment of distributions ...        2,618,298         2,520,175
Shares redeemed ..................................     (132,439,865)     (153,246,877)
                                                    ----------------------------------
Net increase (decrease) ..........................    $ (50,411,339)    $  (6,628,506)
                                                    ==================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the Portfolio and of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent


12 | Semiannual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.25% per year of the Fund's average daily net assets.

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's distribution plan, the Fund reimburses Distributors up to 0.25% per year of the Fund's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Fund's reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. TRANSFER AGENT FEES

The Funds paid transfer agent fees of $260,410, of which $123,791 was retained by Investor Services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of administrative fees, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

5. REGULATORY MATTERS (CONTINUED)

to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2005                        YEAR ENDED JUNE 30,
                                                     (UNAUDITED)           2005         2004         2003         2002         2001
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period ..........     $      1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                  ---------------------------------------------------------------------------------
Income from investment operations -
 net investment income ........................           0.018           0.020        0.009        0.014        0.026        0.059

Less distributions from net investment
 income .......................................          (0.018)         (0.020)      (0.009)      (0.014)      (0.026)      (0.059)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................     $      1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                  =================================================================================

Total return(a) ...............................            1.82%           2.06%        0.94%        1.41%        2.63%        6.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $ 5,626,123      $5,676,479   $5,505,394   $5,331,200   $4,734,196   $4,490,919

Ratios to average net assets:

 Expenses .....................................            0.16%(b)        0.16%        0.16%        0.15%        0.16%        0.16%

 Expenses net of waiver and
  payments by affiliate .......................            0.16%(b)        0.16%        0.15%        0.15%        0.15%        0.15%

 Net investment income ........................            3.57%(b)        2.04%        0.93%        1.39%        2.56%        5.91%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


                     Semiannual Report | See notes to financial statements. | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
   BANK NOTES (COST $200,000,801) 3.6%
   Bank of America NA, 4.29%, 1/30/06 ...............................................   $    200,000,000   $   200,000,801
                                                                                                           ---------------

   CERTIFICATES OF DEPOSIT 50.7%
   Abbey National Treasury Services PLC, Stamford Branch, 4.24% - 4.29%,
     1/31/06 - 2/01/06 ..............................................................        200,000,000       200,001,156
   ABN AMRO Bank, N.V., Chicago Branch, 4.295%, 2/03/06 .............................        200,000,000       200,000,858
   Bank of Montreal, Chicago Branch, 4.24% - 4.28%, 1/10/06 - 1/20/06 ...............        200,000,000       200,000,761
   Bank of Nova Scotia, Portland Branch, 4.24%, 1/11/06 .............................        100,000,000       100,000,277
   Banque Nationale de Paris, San Francisco Branch, 4.39%, 3/03/06 ..................        200,000,000       200,000,000
   Barclay's Bank PLC, New York Branch, 4.235% - 4.39%, 1/23/06 - 2/28/06 ...........        200,000,000       200,002,226
   Calyon North America Inc., New York Branch, 4.38%, 2/23/06 - 2/24/06 .............        200,000,000       200,000,000
   DEPFA Bank PLC, New York Branch, 4.30%, 1/20/06 ..................................         75,000,000        75,000,197
   Dexia Credit Local, New York Branch, 4.385%, 2/21/06 - 2/22/06 ...................        200,000,000       200,000,000
   HBOS Treasury Services, New York Branch, 4.24%, 1/31/06 (United Kingdom) .........        175,000,000       175,001,447
   Rabobank Nederland N.V., New York Branch, 4.21%, 1/04/06 - 1/05/06 ...............        200,000,000       200,000,000
   Societe Generale North America, New York Branch, 4.28%, 1/24/06 - 1/27/06 ........        200,000,000       200,000,000
   Svenska Handelsbanken, New York Branch, 4.24% - 4.40%, 1/17/06 - 2/27/06 .........        200,000,000       200,002,014
   Toronto Dominion Bank, New York Branch, 4.28%, 1/19/06 - 1/20/06 .................        200,000,000       200,000,000
   UBS AG, Stamford Branch, 4.29%, 1/26/06 ..........................................        100,000,000       100,000,346
   Wells Fargo Bank NA, San Francisco Branch, 4.23% - 4.30%, 1/09/06 - 1/18/06 ......        200,000,000       200,000,000
                                                                                                           ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,850,009,282) ..............................                        2,850,009,282
                                                                                                           ---------------
(a)COMMERCIAL PAPER 39.5%
   Bank of Ireland, 1/06/06 .........................................................        200,000,000       199,883,333
   Commonwealth Bank of Australia, 1/03/06 - 1/25/06 ................................        175,000,000       174,767,028
   Concentrate Manufacturing Co., 1/05/06 - 2/08/06 .................................        189,000,000       188,324,428
   DEPFA Bank PLC, 1/04/06 - 1/20/06 ................................................        125,000,000       124,902,629
   General Electric Capital Corp., 1/05/06 - 1/06/06 ................................        200,000,000       199,892,500
   Goldman Sachs Group Inc., 1/04/06 - 1/17/06 ......................................        200,000,000       199,744,126
   International Nederlanden U.S., 1/23/06 - 1/26/06 ................................        180,370,000       179,865,304
   Merrill Lynch & Co Inc., 1/03/06 .................................................        200,000,000       199,953,444
   Morgan Stanley Group Inc., 1/04/06 ...............................................         59,450,000        59,429,093
   National Australia Funding, 1/09/06 - 1/12/06 ....................................        200,000,000       199,775,166
   Toyota Motor Credit Corp., 2/06/06 - 2/07/06 .....................................        200,000,000       199,128,056
   UBS AG Finance Delaware LLC, 1/13/06 .............................................        100,000,000        99,860,000
   Westpac Banking Corp., 1/23/06 ...................................................        200,000,000       199,475,667
                                                                                                           ---------------
   TOTAL COMMERCIAL PAPER (COST $2,225,000,774) .....................................                        2,225,000,774
                                                                                                           ---------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $90,692,073) 1.6%

   Federal Home Loan Bank, 1/03/06 ..................................................         90,709,000        90,692,073
                                                                                                           ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,365,702,930) .............                        5,365,702,930
                                                                                                           ---------------


16 | Semiannual Report

The Money Market Portfolios

---------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 11.6%
   ABN AMRO Bank, N.V., New York Branch, 4.00%, 1/03/06 (Maturity Value $295,131,111)
    Collateralized by U.S. Government Agency Securities, 4.25% - 4.625%,
     1/15/08 - 8/15/10 ..............................................................   $    295,000,000   $   295,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $32,367,187)
    Collateralized by (a)U.S. Treasury Bills, 6/08/06 ...............................         32,355,000        32,355,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $32,372,225)
    Collateralized by U.S. Treasury Notes, 3.50% - 4.00%, 2/15/10 - 4/15/10 .........         32,360,000        32,360,000
   UBS Securities LLC, 4.00%, 1/03/06 (Maturity Value $295,131,111)
    Collateralized by U.S. Government Agency Securities, 7.25%, 1/15/10 .............        295,000,000       295,000,000
                                                                                                           ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $654,715,000) ..................................                          654,715,000
                                                                                                           ----------------
   TOTAL INVESTMENTS (COST $6,020,417,930) 107.0% ...................................                        6,020,417,930
   OTHER ASSETS, LESS LIABILITIES (7.0)% ............................................                         (394,295,419)
                                                                                                           ----------------
   NET ASSETS 100.0% ................................................................                      $ 5,626,122,511
                                                                                                           ================

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


                     Semiannual Report | See notes to financial statements. | 17

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                  ----------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                  DECEMBER 31, 2005                          YEAR ENDED JUNE 30,
                                                     (UNAUDITED)          2005          2004          2003          2002       2001
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........      $   1.00        $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
                                                  ----------------------------------------------------------------------------------
Income from investment operations - net
  investment income ............................         0.018           0.020         0.009         0.013         0.024      0.056

Less distributions from net investment income ..        (0.018)         (0.020)       (0.009)       (0.013)       (0.024)    (0.056)
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period .................      $   1.00        $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
                                                  ==================================================================================

Total return(a) ................................          1.77%           1.99%         0.87%         1.34%         2.43%      5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............      $ 97,936        $110,761      $117,815      $201,758      $226,676   $186,718

Ratios to average net assets:

  Expenses .....................................          0.17%(b)        0.17%         0.16%         0.16%         0.16%      0.16%

  Expenses net of waiver and payments by
    affiliate ..................................          0.15%(b)        0.15%         0.15%         0.15%         0.15%      0.15%

 Net investment income .........................          3.48%(b)        1.97%         0.87%         1.34%         2.33%      5.63%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


18 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 6.6%
(a)U.S. Treasury Bill, 4/27/06 ................................................................      $  2,000,000     $ 1,973,707
(a)U.S. Treasury Bill, 5/04/06 ................................................................         2,000,000       1,971,881
   U.S. Treasury Note, 2.50%, 5/31/06 .........................................................         2,500,000       2,489,346
                                                                                                                      -------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,434,934) ..............................                         6,434,934
                                                                                                                      -------------
(b)REPURCHASE AGREEMENTS 93.4%
   ABN AMRO Bank, N.V., New York Branch, 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by (a)U.S. Treasury Bills, 4/27/06 ........................................         5,000,000       5,000,000
   Banc of America Securities LLC, 3.30%, 1/03/06 (Maturity Value $5,001,833) Collateralized
     by U.S. Treasury Notes, 2.50%, 9/30/06 ...................................................         5,000,000       5,000,000
   Barclays Capital Inc., 3.30%, 1/03/06 (Maturity Value $5,001,833) Collateralized by U.S.
     Treasury Notes, 3.25%, 8/15/07 ...........................................................         5,000,000       5,000,000
   Bear, Stearns & Co. Inc., 3.10%, 1/03/06 (Maturity Value $5,001,722) Collateralized by
     U.S. Treasury Notes, 4.625%, 5/15/06 .....................................................         5,000,000       5,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $20,752,814) Collateralized
     by  (a)U.S. Treasury Bills, 4/13/06 ......................................................        20,745,000      20,745,000
   Dresdner Kleinwort Wasserstein Securities LLC, 3.50%, 1/03/06 (Maturity Value
     $10,003,889) Collateralized by U.S. Treasury Notes, 4.00%, 6/15/09 .......................        10,000,000      10,000,000
   Greenwich Capital Markets Inc., 3.35%, 1/03/06 (Maturity Value $10,003,722)
     Collateralized by U.S. Treasury Notes, 1.625%, 2/28/06 ...................................        10,000,000      10,000,000
   Merrill Lynch Government Securities Inc., 3.38%, 1/03/06 (Maturity Value $5,001,878)
     Collateralized by U.S. Treasury Notes, 2.50%, 9/30/06 ....................................         5,000,000       5,000,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $20,752,837) Collateralized by
     U.S. Treasury Notes, 3.875% - 4.00%, 4/15/10 - 7/15/10 ...................................        20,745,000      20,745,000
   UBS Securities LLC, 3.50%, 1/03/06 (Maturity Value $5,001,944) Collateralized
     by U.S. Treasury Notes, 3.875%, 5/15/09 ..................................................         5,000,000       5,000,000
                                                                                                                      -------------
   TOTAL REPURCHASE AGREEMENTS (COST $91,490,000) .............................................                        91,490,000
                                                                                                                      -------------
   TOTAL INVESTMENTS (COST $97,924,934) 100.0% ................................................                        97,924,934
   OTHER ASSETS, LESS LIABILITIES 0.0%(c) .....................................................                            11,259
                                                                                                                      -------------
   NET ASSETS 100.0% ..........................................................................                       $97,936,193
                                                                                                                      =============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.

(c)   Rounds to less than 0.05% of net assets.


                     Semiannual Report | See notes to financial statements. | 19

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                                                                  ---------------------------------
                                                                                                                        THE U.S.
                                                                                                                       GOVERNMENT
                                                                                                        THE            SECURITIES
                                                                                                   MONEY MARKET       MONEY MARKET
                                                                                                     PORTFOLIO          PORTFOLIO
                                                                                                  ---------------------------------
Assets:
   Investments in securities, at amortized cost ...............................................   $5,365,702,930       $ 6,434,934
   Repurchase agreements, at value and cost ...................................................      654,715,000        91,490,000
                                                                                                  ---------------------------------
       Total investments ......................................................................    6,020,417,930        97,924,934
   Cash .......................................................................................            4,780             4,871
   Interest receivable ........................................................................        6,442,459            22,648
                                                                                                  ---------------------------------
       Total assets ...........................................................................    6,026,865,169        97,952,453
                                                                                                  ---------------------------------
Liabilities:
   Payables:
     Investment securities purchased ..........................................................      400,000,858                --
     Affiliates ...............................................................................          716,288            10,676
     Distributions to shareholders ............................................................            8,950                32
   Accrued expenses and other liabilities .....................................................           16,562             5,552
                                                                                                  ---------------------------------
       Total liabilities ......................................................................      400,742,658            16,260
                                                                                                  ---------------------------------
          Net assets, at value ................................................................   $5,626,122,511       $97,936,193
                                                                                                  =================================
Net assets consist of paid-in capital .........................................................   $5,626,122,511       $97,936,193
                                                                                                  =================================
Shares outstanding ............................................................................    5,626,122,511        97,936,193
                                                                                                  =================================
Net asset value per share .....................................................................   $         1.00       $      1.00
                                                                                                  =================================


20 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                                                  ---------------------------------
                                                                                                                        THE U.S.
                                                                                                                       GOVERNMENT
                                                                                                        THE            SECURITIES
                                                                                                   MONEY MARKET       MONEY MARKET
                                                                                                     PORTFOLIO          PORTFOLIO
                                                                                                  ---------------------------------
Investment income:
   Interest ...................................................................................   $  105,684,459      $  1,807,759
                                                                                                  ---------------------------------
Expenses:
   Management fees (Note 3a) ..................................................................        4,253,003            74,807
   Custodian fees (Note 4) ....................................................................           55,374               779
   Reports to shareholders ....................................................................            4,981             1,317
   Professional fees ..........................................................................           25,268             6,114
   Other ......................................................................................           84,938             1,474
                                                                                                  ---------------------------------
     Total expenses ...........................................................................        4,423,564            84,491
     Expense reductions (Note 4) ..............................................................          (24,817)             (890)
     Expenses waived/paid by affiliates (Note 3c) .............................................               --            (8,893)
                                                                                                  ---------------------------------
       Net expenses ...........................................................................        4,398,747            74,708
                                                                                                  ---------------------------------
         Net investment income ................................................................      101,285,712         1,733,051
                                                                                                  ---------------------------------
Net increase (decrease) in net assets resulting from operations ...............................   $  101,285,712       $ 1,733,051
                                                                                                  =================================


                     Semiannual Report | See notes to financial statements. | 21

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                      -----------------------------------------------------------------------
                                                                                            THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                      DECEMBER 31, 2005    YEAR ENDED    DECEMBER 31, 2005    YEAR ENDED
                                                         (UNAUDITED)      JUNE 30, 2005     (UNAUDITED)     JUNE 30, 2005
                                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .........................     $  101,285,712  $  119,375,531    $     1,733,051  $   2,239,743
     Net realized gain (loss) from investments .....                 --              --                 --            190
                                                      -----------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations .................        101,285,712     119,375,531          1,733,051      2,239,933
   Distributions to shareholders from net
     investment income .............................       (101,285,712)   (119,375,531)        (1,733,051)    (2,239,933)(a)
   Capital share transactions (Note 2) .............        (50,356,907)    171,085,254        (12,825,205)    (7,053,156)
                                                      -----------------------------------------------------------------------
       Net increase (decrease) in net assets .......        (50,356,907)    171,085,254        (12,825,205)    (7,053,156)
Net assets (there is no undistributed net
   investment income at beginning or end of
   period):
     Beginning of period ...........................      5,676,479,418   5,505,394,164    $   110,761,398    117,814,554
                                                      -----------------------------------------------------------------------
     End of period .................................     $5,626,122,511  $5,676,479,418    $    97,936,193  $ 110,761,398
                                                      =======================================================================

(a)   Distributions were increased by a net gain from investments of $190.


22 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At December 31, 2005, all repurchase agreements held by the Portfolios had been entered into on December 30, 2005.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Such distributions are reinvested in additional shares of the Portfolios. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 23

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the Portfolio that incurred the expense.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                       ------------------------------------
                                                                                THE
                                                              THE          U.S. GOVERNMENT
                                                         MONEY MARKET     SECURITIES MONEY
                                                           PORTFOLIO      MARKET PORTFOLIO
                                                       ------------------------------------
Period ended December 31, 2005
  Shares sold .......................................  $  3,139,751,857   $     18,500,886
  Shares issued in reinvestment of distributions ....       101,283,995          1,733,081
  Shares redeemed ...................................    (3,291,392,759)       (33,059,172)
                                                       ------------------------------------
  Net increase (decrease) ...........................  $    (50,356,907)  $    (12,825,205)
                                                       ====================================
Period ended June 30, 2005
  Shares sold .......................................  $  5,623,149,272   $     52,184,664
  Shares issued in reinvestment of distributions ....       119,380,707          2,240,711
  Shares redeemed ...................................    (5,571,444,725)       (61,478,531)
                                                       ------------------------------------
  Net increase (decrease) ...........................  $    171,085,254   $     (7,053,156)
                                                       ====================================


24 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                            Investment manager
Franklin Templeton Investor Services, LLC
  (Investor Services)                                         Transfer agent

A. MANAGEMENT FEES

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

D. OTHER AFFILIATED TRANSACTIONS

At December 31, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                                  ---------------------------------
                                                                                   PERCENTAGE OF
                                                                      SHARES     OUTSTANDING SHARES
                                                                  ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .........  3,829,069,311        68.06%
Franklin Money Fund ............................................  1,559,471,151        27.72%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ....    144,730,938         2.57%
Franklin Templeton Money Fund Trust - Franklin Templeton
  Money Fund ...................................................     92,851,111         1.65%

At December 31, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                  ---------------------------------
                                                                                    PERCENTAGE OF
                                                                      SHARES     OUTSTANDING SHARES
                                                                  ---------------------------------
Franklin Federal Money Fund ....................................     97,936,193       100.00%


                                                          Semiannual Report | 25

The Money Market Portfolios

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended December 31, 2005, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


26 | Semiannual Report

The Money Market Portfolios

6. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


28 | Semiannual Report

        [LOGO](R)
    FRANKLIN TEMPLETON                              One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

SEMIANNUAL REPORT

FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

SHAREHOLDER SERVICES

1-800/342-5236

franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 S2005 02/06













                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                           SEMIANNUAL REPORT          12 31 2005
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                                   INSTITUTIONAL FIDUCIARY TRUST
                                                 -------------------------------
                                                   Money Market Portfolio

--------------------------------------------------------------------------------

                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                        FRANKLIN o TEMPLETON o FIDUCIARY

Contents

SEMIANNUAL REPORT

IFT Money Market Portfolio ................................................    1

Performance Summary .......................................................    2

Your Fund's Expenses ......................................................    4

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

The Money Market Portfolios ...............................................   15

Shareholder Information ...................................................   28

--------------------------------------------------------------------------------

Semiannual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you IFT Money Market Portfolio's semiannual report for the period ended December 31, 2005.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the six months under review resulted in an increase in the Fund's yield. In this environment, the Fund's seven-day effective yield rose from 2.85% on June 30, 2005, to 4.01% on December 31, 2005.

ECONOMIC AND MARKET OVERVIEW

The economy continued to grow at a healthy pace during the six months under review. Over the reporting period, nonfarm payroll data, as well as other indexes,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                           Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                    47.3%
--------------------------------------------------------------------------------
Commercial Paper                                                           37.0%
--------------------------------------------------------------------------------
Repurchase Agreements                                                      10.9%
--------------------------------------------------------------------------------
Bank Notes                                                                  3.3%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                           1.5%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
SYMBOL: INFXX
12/31/05

--------------------------------------------------------------------------------
Seven-day effective yield*                                                 4.01%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 3.94%
--------------------------------------------------------------------------------

*The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/05. The Fund's average weighted maturity was 23 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

showed growing employment. This and other factors helped consumer spending increase 6.25% (not adjusted for inflation) in December 2005 compared with the same month a year earlier, which supported U.S. economic growth.(1)

Business spending also rose during the reporting period, contributing to economic growth. Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans.

Oil prices remained high during the period amid concerns about potential long-term supply limitations in the face of expected strong growth in global demand, especially from China and India. Despite high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI), which was the same as the core CPI's 10-year average.2 The Federal Reserve Board
(Fed) noted some economic effects due to the recent hurricanes. However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Fed raised the federal funds target rate to 4.25% from 3.25% during the six-month period.

The 10-year Treasury note fluctuated considerably over the six months, but overall its yield rose from 3.94% at the beginning of the period to 4.39% on December 31, 2005. Although core inflationary pressures appeared relatively well contained, the U.S. economy's resilience caused some concern about future pricing pressures. Some market participants also pointed to the upcoming change in the Fed chairman as another possible catalyst for the 10-year Treasury's rise, as there is some market perception that Ben Bernanke, the next Fed chairman, may tolerate higher inflation risk. However, Mr. Bernanke is reported to share many of retiring chairman Alan Greenspan's economic philosophies. Furthermore, it is likely to take some time before Mr. Bernanke's approach to dealing with inflation is apparent.

(1) Source: Bureau of Economic Analysis.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


2 | Semiannual Report

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2005, 79.3% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

(3)   These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 3

Your Fund's Expenses

AS A FUND SHAREHOLDER, YOU CAN INCUR TWO TYPES OF COSTS:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES PAID DURING
                                             VALUE 7/1/05    VALUE 12/31/05  PERIOD* 7/1/05-12/31/05
----------------------------------------------------------------------------------------------------
Actual                                         $ 1,000         $ 1,017.30           $ 1.88
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000         $ 1,023.34           $ 1.89
----------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.37%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         DECEMBER 31, 2005                               YEAR ENDED JUNE 30,
                                            (UNAUDITED)           2005         2004           2003         2002          2001
                                         -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period ..     $      1.00       $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                         -----------------------------------------------------------------------------------------
Income from investment operations -
   net investment income ..............           0.017             0.018         0.007         0.012         0.024         0.057

Less distributions from net investment
   income .............................          (0.017)           (0.018)       (0.007)       (0.012)       (0.024)       (0.057)
                                         -----------------------------------------------------------------------------------------
Net asset value, end of period ........     $      1.00       $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                         =========================================================================================

Total return(a) .......................            1.73%             1.85%         0.74%         1.20%         2.42%         5.84%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....     $ 3,824,629       $ 3,931,546   $ 3,526,923   $ 2,997,651   $ 2,342,404   $ 2,046,618

Ratios to average net assets:

   Expenses(b) ........................            0.37%(c)          0.37%         0.37%         0.36%         0.38%         0.37%

Expenses net of waiver and payments
   by affiliate(b) ....................            0.37%(c)          0.37%         0.35%         0.35%         0.35%         0.35%

Net investment income .................            3.36%(c)          1.83%         0.73%         1.19%         2.30%         5.64%

(a)   Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.


6 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO                            SHARES          VALUE
--------------------------------------------------------------------------------
   MUTUAL FUND (COST $3,829,069,311) 100.1%
   The Money Market Portfolio (Note 1) ........  3,829,069,311  $ 3,829,069,311
   OTHER ASSETS, LESS LIABILITIES (0.1)% ......                      (4,440,381)
                                                                ---------------
   NET ASSETS 100.0% ..........................                 $ 3,824,628,930
                                                                ===============


                      Semiannual Report | See notes to financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                                  --------------
                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                                  --------------
Assets:
   Investments in Portfolio, at value and cost (Note 1) .......   $3,829,069,311
                                                                  --------------
Liabilities:
   Payables:
     Affiliates ...............................................          648,565
     Distributions to shareholders ............................        3,753,984
Accrued expenses and other liabilities ........................           37,832
                                                                  --------------
      Total liabilities .......................................        4,440,381
                                                                  --------------
         Net assets, at value .................................   $3,824,628,930
                                                                  ==============
Net assets consist of paid-in capital .........................   $3,824,628,930
                                                                  ==============
Shares outstanding ............................................    3,824,628,930
                                                                  ==============
Net asset value per share .....................................   $         1.00
                                                                  ==============


8 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                  --------------
                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                                  --------------
Investment income:
   Dividends from Portfolio ...................................   $   69,290,482
                                                                  --------------
Expenses:
   Administrative fees (Note 3a) ..............................        3,885,292
   Transfer agent fees ........................................           10,834
   Reports to shareholders ....................................           15,751
   Registration and filing fees ...............................           41,599
   Professional fees ..........................................           22,953
   Trustees' fees and expenses ................................           21,538
   Other ......................................................           54,437
                                                                  --------------
      Total expenses ..........................................        4,052,404
                                                                  --------------
        Net investment income .................................       65,238,078
                                                                  --------------
Net increase (decrease) in net assets resulting
    from operations ...........................................   $   65,238,078
                                                                  ==============


                      Semiannual Report | See notes to financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                             ------------------------------------
                                                                   MONEY MARKET PORTFOLIO
                                                             ------------------------------------
                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 2005    YEAR ENDED
                                                                (UNAUDITED)      JUNE 30, 2005
                                                             ------------------------------------
Increase (decrease) in net assets:
   Net investment income from operations .................   $    65,238,078     $    73,878,672
   Distribution to shareholders from net
     investment income ...................................       (65,238,078)        (73,878,672)
   Capital share transactions (Note 2) ...................      (106,916,944)        404,623,223
                                                             ------------------------------------
     Net increase (decrease) in net assets ...............      (106,916,944)        404,623,223
Net assets (there is no undistributed net investment
     income at beginning or end of period):
   Beginning of period ...................................     3,931,545,874       3,526,922,651
                                                             ------------------------------------
   End of period .........................................   $ 3,824,628,930     $ 3,931,545,874
                                                             ====================================


10 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. The Institutional Fiduciary Trust Money Market Portfolio (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2005, investment companies managed by Advisers or its affiliates owned 2,748,939,958 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2005, the Fund owns 68.06% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                   -------------------------------------
                                    SIX MONTHS ENDED      YEAR ENDED
                                   DECEMBER 31, 2005    JUNE 30, 2005
                                   -------------------------------------
Shares sold .....................  $  9,586,996,599    $ 17,486,292,092
Shares issued in reinvestment
  of distributions ..............        47,079,994          54,552,229

Shares redeemed .................    (9,740,993,537)    (17,136,221,098)
                                   -------------------------------------
Net increase (decrease) .........  $   (106,916,944)   $    404,623,223
                                   =====================================


12 | Semiannual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the Portfolio and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                            AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                     Investment manager
Franklin Templeton Distributors Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services LLC
(Investor Services)                                   Transfer Agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

4. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.


14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                            ----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2005                           YEAR ENDED JUNE 30,
                                               (UNAUDITED)             2005          2004          2003          2002          2001
                                            ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .....     $      1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                            ----------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...................           0.018            0.020         0.009         0.014         0.026         0.059

Less distributions from net investment
 income ..................................          (0.018)          (0.020)       (0.009)       (0.014)       (0.026)       (0.059)
                                            ----------------------------------------------------------------------------------------
Net asset value, end of period ...........     $      1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                            ========================================================================================

Total return(a) ..........................            1.82%            2.06%         0.94%         1.41%         2.63%         6.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........     $ 5,626,123      $ 5,676,479   $ 5,505,394   $ 5,331,200   $ 4,734,196   $ 4,490,919

Ratios to average net assets:

 Expenses ................................           0.16%(b)          0.16%         0.16%         0.15%         0.16%         0.16%

 Expenses net of waiver and
  payments by affiliate ..................           0.16%(b)          0.16%         0.15%         0.15%         0.15%         0.15%

 Net investment income ...................           3.57%(b)          2.04%         0.93%         1.39%         2.56%         5.91%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


                     Semiannual Report | See notes to financial statements. | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
   BANK NOTES (COST $200,000,801) 3.6%
   Bank of America NA, 4.29%, 1/30/06 ...............................................   $    200,000,000   $   200,000,801
                                                                                                           ---------------

   CERTIFICATES OF DEPOSIT 50.7%

   Abbey National Treasury Services PLC, Stamford Branch, 4.24% - 4.29%,
      1/31/06 - 2/01/06 .............................................................        200,000,000       200,001,156
   ABN AMRO Bank, N.V., Chicago Branch, 4.295%, 2/03/06 .............................        200,000,000       200,000,858
   Bank of Montreal, Chicago Branch, 4.24% - 4.28%, 1/10/06 - 1/20/06 ...............        200,000,000       200,000,761
   Bank of Nova Scotia, Portland Branch, 4.24%, 1/11/06 .............................        100,000,000       100,000,277
   Banque Nationale de Paris, San Francisco Branch, 4.39%, 3/03/06 ..................        200,000,000       200,000,000
   Barclay's Bank PLC, New York Branch, 4.235% - 4.39%, 1/23/06 - 2/28/06 ...........        200,000,000       200,002,226
   Calyon North America Inc., New York Branch, 4.38%, 2/23/06 - 2/24/06 .............        200,000,000       200,000,000
   DEPFA Bank PLC, New York Branch, 4.30%, 1/20/06 ..................................         75,000,000        75,000,197
   Dexia Credit Local, New York Branch, 4.385%, 2/21/06 - 2/22/06 ...................        200,000,000       200,000,000
   HBOS Treasury Services, New York Branch, 4.24%, 1/31/06 (United Kingdom) .........        175,000,000       175,001,447
   Rabobank Nederland N.V., New York Branch, 4.21%, 1/04/06 - 1/05/06 ...............        200,000,000       200,000,000
   Societe Generale North America, New York Branch, 4.28%, 1/24/06 - 1/27/06 ........        200,000,000       200,000,000
   Svenska Handelsbanken, New York Branch, 4.24% - 4.40%, 1/17/06 - 2/27/06 .........        200,000,000       200,002,014
   Toronto Dominion Bank, New York Branch, 4.28%, 1/19/06 - 1/20/06 .................        200,000,000       200,000,000
   UBS AG, Stamford Branch, 4.29%, 1/26/06 ..........................................        100,000,000       100,000,346
   Wells Fargo Bank NA, San Francisco Branch, 4.23% - 4.30%, 1/09/06 - 1/18/06 ......        200,000,000       200,000,000
                                                                                                           ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,850,009,282) ..............................                        2,850,009,282
                                                                                                           ---------------
(a)COMMERCIAL PAPER 39.5%
   Bank of Ireland, 1/06/06 .........................................................        200,000,000       199,883,333
   Commonwealth Bank of Australia, 1/03/06 - 1/25/06 ................................        175,000,000       174,767,028
   Concentrate Manufacturing Co., 1/05/06 - 2/08/06 .................................        189,000,000       188,324,428
   DEPFA Bank PLC, 1/04/06 - 1/20/06 ................................................        125,000,000       124,902,629
   General Electric Capital Corp., 1/05/06 - 1/06/06 ................................        200,000,000       199,892,500
   Goldman Sachs Group Inc., 1/04/06 - 1/17/06 ......................................        200,000,000       199,744,126
   International Nederlanden U.S., 1/23/06 - 1/26/06 ................................        180,370,000       179,865,304
   Merrill Lynch & Co Inc., 1/03/06 .................................................        200,000,000       199,953,444
   Morgan Stanley Group Inc., 1/04/06 ...............................................         59,450,000        59,429,093
   National Australia Funding, 1/09/06 - 1/12/06 ....................................        200,000,000       199,775,166
   Toyota Motor Credit Corp., 2/06/06 - 2/07/06 .....................................        200,000,000       199,128,056
   UBS AG Finance Delaware LLC, 1/13/06 .............................................        100,000,000        99,860,000
   Westpac Banking Corp., 1/23/06 ...................................................        200,000,000       199,475,667
                                                                                                           ---------------
   TOTAL COMMERCIAL PAPER (COST $2,225,000,774) .....................................                        2,225,000,774
                                                                                                           ---------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $90,692,073) 1.6%
   Federal Home Loan Bank, 1/03/06 ..................................................         90,709,000        90,692,073
                                                                                                           ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,365,702,930) .............                        5,365,702,930
                                                                                                           ---------------


16 | Semiannual Report

The Money Market Portfolios

--------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 11.6%
   ABN AMRO Bank, N.V., New York Branch, 4.00%, 1/03/06 (Maturity Value $295,131,111)
      Collateralized by U.S. Government Agency Securities, 4.25% - 4.625%,
         1/15/08 - 8/15/10 ..........................................................   $    295,000,000   $   295,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $32,367,187)
      Collateralized by (a)U.S. Treasury Bills, 6/08/06 .............................         32,355,000        32,355,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $32,372,225)
      Collateralized by U.S. Treasury Notes, 3.50% - 4.00%, 2/15/10 - 4/15/10 .......         32,360,000        32,360,000
   UBS Securities LLC, 4.00%, 1/03/06 (Maturity Value $295,131,111)
      Collateralized by U.S. Government Agency Securities, 7.25%, 1/15/10 ...........        295,000,000       295,000,000
                                                                                                           ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $654,715,000) ..................................                          654,715,000
                                                                                                           ---------------
   TOTAL INVESTMENTS (COST $6,020,417,930) 107.0% ...................................                        6,020,417,930
   OTHER ASSETS, LESS LIABILITIES (7.0)% ............................................                         (394,295,419)
                                                                                                           ---------------
   NET ASSETS 100.0% ................................................................                      $ 5,626,122,511
                                                                                                           ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


                     Semiannual Report | See notes to financial statements. | 17

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2005                      YEAR ENDED JUNE 30,
                                                     (UNAUDITED)           2005        2004        2003          2002          2001
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........      $    1.00       $    1.00   $    1.00   $    1.00   $      1.00   $      1.00
                                                  ----------------------------------------------------------------------------------
Income from investment operations - net
 investment income .............................          0.018           0.020       0.009       0.013         0.024         0.056

Less distributions from net investment income ..         (0.018)         (0.020)     (0.009)     (0.013)       (0.024)       (0.056)
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period .................      $    1.00       $    1.00   $    1.00   $    1.00   $      1.00   $      1.00
                                                  ==================================================================================

Total return(a) ................................           1.77%           1.99%       0.87%       1.34%         2.43%         5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............      $  97,936       $ 110,761   $ 117,815   $ 201,758   $   226,676   $   186,718

Ratios to average net assets:

 Expenses ......................................           0.17%(b)        0.17%       0.16%       0.16%         0.16%         0.16%

 Expenses net of waiver and payments
  by affiliate .................................           0.15%(b)        0.15%       0.15%       0.15%         0.15%         0.15%

 Net investment income .........................           3.48%(b)        1.97%       0.87%       1.34%         2.33%         5.63%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


18 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                          PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 6.6%
(a)U.S. Treasury Bill, 4/27/06 ................................................................     $  2,000,000     $ 1,973,707
(a)U.S. Treasury Bill, 5/04/06 ................................................................        2,000,000       1,971,881
   U.S. Treasury Note, 2.50%, 5/31/06 .........................................................        2,500,000       2,489,346
                                                                                                                     -------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,434,934) ..............................                        6,434,934
                                                                                                                     -------------
(b)REPURCHASE AGREEMENTS 93.4%
   ABN AMRO Bank, N.V., New York Branch, 3.30%, 1/03/06 (Maturity Value $5,001,833)
     Collateralized by (a)U.S. Treasury Bills, 4/27/06 ........................................        5,000,000       5,000,000
   Banc of America Securities LLC, 3.30%, 1/03/06 (Maturity Value $5,001,833) Collateralized
     by U.S. Treasury Notes, 2.50%, 9/30/06 ...................................................        5,000,000       5,000,000
   Barclays Capital Inc., 3.30%, 1/03/06 (Maturity Value $5,001,833) Collateralized by U.S.
     Treasury Notes, 3.25%, 8/15/07 ...........................................................        5,000,000       5,000,000
   Bear, Stearns & Co. Inc., 3.10%, 1/03/06 (Maturity Value $5,001,722) Collateralized by
     U.S. Treasury Notes, 4.625%, 5/15/06 .....................................................        5,000,000       5,000,000
   Deutsche Bank Securities Inc., 3.39%, 1/03/06 (Maturity Value $20,752,814) Collateralized
     by (a)U.S. Treasury Bills, 4/13/06 .......................................................       20,745,000      20,745,000
   Dresdner Kleinwort Wasserstein Securities LLC, 3.50%, 1/03/06 (Maturity Value
     $10,003,889) Collateralized by U.S. Treasury Notes, 4.00%, 6/15/09 .......................       10,000,000      10,000,000
   Greenwich Capital Markets Inc., 3.35%, 1/03/06 (Maturity Value $10,003,722)
     Collateralized by U.S. Treasury Notes, 1.625%, 2/28/06 ...................................       10,000,000      10,000,000
   Merrill Lynch Government Securities Inc., 3.38%, 1/03/06 (Maturity Value $5,001,878)
     Collateralized by U.S. Treasury Notes, 2.50%, 9/30/06 ....................................        5,000,000       5,000,000
   Morgan Stanley & Co. Inc., 3.40%, 1/03/06 (Maturity Value $20,752,837) Collateralized by
     U.S. Treasury Notes, 3.875% - 4.00%, 4/15/10 - 7/15/10 ...................................       20,745,000      20,745,000
   UBS Securities LLC, 3.50%, 1/03/06 (Maturity Value $5,001,944) Collateralized
     by U.S. Treasury Notes, 3.875%, 5/15/09 ..................................................        5,000,000       5,000,000
                                                                                                                     -------------
   TOTAL REPURCHASE AGREEMENTS (COST $91,490,000) .............................................                       91,490,000
                                                                                                                     -------------
   TOTAL INVESTMENTS (COST $97,924,934) 100.0% ................................................                       97,924,934
   OTHER ASSETS, LESS LIABILITIES 0.0%(c)......................................................                           11,259
                                                                                                                     -------------
   NET ASSETS 100.0% ..........................................................................                      $97,936,193
                                                                                                                     =============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.

(c)   Rounds to less than 0.05% of net assets.


                     Semiannual Report | See notes to financial statements. | 19

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                                                                  ---------------------------------
                                                                                                                        THE U.S.
                                                                                                                       GOVERNMENT
                                                                                                        THE            SECURITIES
                                                                                                   MONEY MARKET       MONEY MARKET
                                                                                                     PORTFOLIO          PORTFOLIO
                                                                                                  ---------------------------------
Assets:
   Investments in securities, at amortized cost ...............................................   $5,365,702,930      $  6,434,934
   Repurchase agreements, at value and cost ...................................................      654,715,000        91,490,000
                                                                                                  ---------------------------------
       Total investments ......................................................................    6,020,417,930        97,924,934
   Cash .......................................................................................            4,780             4,871
   Interest receivable ........................................................................        6,442,459            22,648
                                                                                                  ---------------------------------
       Total assets ...........................................................................    6,026,865,169        97,952,453
                                                                                                  ---------------------------------
Liabilities:
   Payables:
     Investment securities purchased ..........................................................      400,000,858               --
     Affiliates ...............................................................................          716,288            10,676
     Distributions to shareholders ............................................................            8,950                32
   Accrued expenses and other liabilities .....................................................           16,562             5,552
                                                                                                  ---------------------------------
       Total liabilities ......................................................................      400,742,658            16,260
                                                                                                  ---------------------------------
          Net assets, at value ................................................................   $5,626,122,511      $ 97,936,193
                                                                                                  =================================

Net assets consist of paid-in capital .........................................................   $5,626,122,511      $ 97,936,193
                                                                                                  =================================
Shares outstanding ............................................................................    5,626,122,511        97,936,193
                                                                                                  =================================
Net asset value per share .....................................................................   $         1.00      $       1.00
                                                                                                  =================================


20 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                                                  ---------------------------------
                                                                                                                        THE U.S.
                                                                                                                       GOVERNMENT
                                                                                                        THE            SECURITIES
                                                                                                   MONEY MARKET       MONEY MARKET
                                                                                                     PORTFOLIO          PORTFOLIO
                                                                                                  ---------------------------------
Investment income:
   Interest ...................................................................................   $  105,684,459        $1,807,759
                                                                                                  ---------------------------------
Expenses:
   Management fees (Note 3a) ..................................................................        4,253,003            74,807
   Custodian fees (Note 4) ....................................................................           55,374               779
   Reports to shareholders ....................................................................            4,981             1,317
   Professional fees ..........................................................................           25,268             6,114
   Other ......................................................................................           84,938             1,474
                                                                                                  ---------------------------------
     Total expenses ...........................................................................        4,423,564            84,491
     Expense reductions (Note 4) ..............................................................          (24,817)             (890)
     Expenses waived/paid by affiliates (Note 3c) .............................................               --            (8,893)
                                                                                                  ---------------------------------
       Net expenses ...........................................................................        4,398,747            74,708
                                                                                                  ---------------------------------
         Net investment income ................................................................      101,285,712         1,733,051
                                                                                                  ---------------------------------
Net increase (decrease) in net assets resulting from operations ...............................   $  101,285,712        $1,733,051
                                                                                                  =================================


                     Semiannual Report | See notes to financial statements. | 21

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                      -----------------------------------------------------------------------
                                                                                            THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                      DECEMBER 31, 2005    YEAR ENDED    DECEMBER 31, 2005    YEAR ENDED
                                                         (UNAUDITED)      JUNE 30, 2005     (UNAUDITED)     JUNE 30, 2005
                                                      -----------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .........................  $     101,285,712  $  119,375,531  $       1,733,051  $   2,239,743
     Net realized gain (loss) from investments .....                 --              --                 --            190
                                                      -----------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations .................        101,285,712     119,375,531          1,733,051      2,239,933
   Distributions to shareholders from net
     investment income .............................       (101,285,712)   (119,375,531)        (1,733,051)    (2,239,933)(a)
   Capital share transactions (Note 2) .............        (50,356,907)    171,085,254        (12,825,205)    (7,053,156)
                                                      -----------------------------------------------------------------------
       Net increase (decrease) in net assets .......        (50,356,907)    171,085,254        (12,825,205)    (7,053,156)
Net assets (there is no undistributed net
   investment income at beginning or end of
   period):
     Beginning of period ...........................      5,676,479,418   5,505,394,164  $     110,761,398    117,814,554
                                                      -----------------------------------------------------------------------
     End of period .................................  $   5,626,122,511  $5,676,479,418  $      97,936,193  $ 110,761,398
                                                      =======================================================================

(a)   Distributions were increased by a net gain from investments of $190.


22 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At December 31, 2005, all repurchase agreements held by the Portfolios had been entered into on December 30, 2005.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Such distributions are reinvested in additional shares of the Portfolios. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 23

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the Portfolio that incurred the expense.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                            ------------------------------------
                                                                      THE
                                                  THE           U.S. GOVERNMENT
                                             MONEY MARKET       SECURITIES MONEY
                                               PORTFOLIO       MARKET PORTFOLIO
                                            ------------------------------------
Period ended December 31, 2005
   Shares sold ..........................   $ 3,139,751,857     $    18,500,886
   Shares issued in reinvestment of
   distributions ........................       101,283,995           1,733,081
   Shares redeemed ......................    (3,291,392,759)        (33,059,172)
                                            ------------------------------------
   Net increase (decrease) .............    $   (50,356,907)    $   (12,825,205)
                                            ====================================
Period ended June 30, 2005
   Shares sold ..........................   $ 5,623,149,272     $    52,184,664
   Shares issued in reinvestment of
   distributions ........................       119,380,707           2,240,711
   Shares redeemed ......................    (5,571,444,725)        (61,478,531)
                                            ------------------------------------
   Net increase (decrease) ..............   $   171,085,254     $    (7,053,156)
                                            ====================================


24 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                            Investment manager
Franklin Templeton Investor Services, LLC (Investor           Transfer agent
Services)

A. MANAGEMENT FEES

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

D. OTHER AFFILIATED TRANSACTIONS

At December 31, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                                  ----------------------------------
                                                                                    PERCENTAGE OF
                                                                     SHARES       OUTSTANDING SHARES
                                                                  ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ........   3,829,069,311         68.06%
Franklin Money Fund ...........................................   1,559,471,151         27.72%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...     144,730,938          2.57%
Franklin Templeton Money Fund Trust - Franklin Templeton
   Money Fund .................................................      92,851,111          1.65%

At December 31, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                  ----------------------------------
                                                                                    PERCENTAGE OF
                                                                     SHARES       OUTSTANDING SHARES
                                                                  ----------------------------------
Franklin Federal Money Fund ...................................    97,936,193          100.00%


                                                          Semiannual Report | 25

The Money Market Portfolios

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended December 31, 2005, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2005, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


26 | Semiannual Report

The Money Market Portfolios

6. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


28| Semiannual Report

                                               FRANKLIN TEMPLETON INSTITUTIONAL
    [LOGO](R)
FRANKLIN(R) TEMPLETON(R)                       600 Fifth Avenue
  INSTITUTIONAL                                New York, NY 10020

SEMI ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 S2005 02/06















                               [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

                                           SEMIANNUAL REPORT          12 31 2005
--------------------------------------------------------------------------------
THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                INSTITUTIONAL FIDUCIARY TRUST
                                ------------------------------------------------

                                Franklin Structured Large Cap Core Equity Fund

                                Franklin Structured Large Cap Growth Equity Fund

                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

Contents

SEMIANNUAL REPORT

Franklin Structured Large Cap Core Equity Fund ............................    1

Franklin Structured Large Cap Growth Equity Fund ..........................    7

Financial Highlights & Statements of Investments ..........................   13

Financial Statements ......................................................   28

Notes to Financial Statements .............................................   31

Shareholder Information ...................................................   37

--------------------------------------------------------------------------------

Semiannual Report

Franklin Structured Large Cap Core Equity Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Structured Large Cap Core Equity Fund seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Structured Large Cap Core Equity Fund covers the period ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Core Equity Fund posted a +4.94% cumulative total return for the six months under review. The Fund underperformed the Russell 1000(R) Index and the Standard & Poor's 500 Index (S&P 500), which returned +5.76% and +6.15%.(1) Effective November 30, 2005, we replaced the S&P 500 with the Russell 1000 Index as the Fund's benchmark because

(1) Source: Standard & Poor's Micropal. The Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000(R) Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                           Semiannual Report | 1

--------------------------------------------------------------------------------
WHAT IS THE YIELD CURVE?
--------------------------------------------------------------------------------
The yield curve is a graph illustrating the yields on bonds of the same credit quality with maturities ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than longer-term rates.
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
Franklin Structured Large Cap
Core Equity Fund
12/31/05

----------------------------------------------------------------------------
COMPANY                                                           % OF TOTAL
SECTOR/INDUSTRY                                                   NET ASSETS
----------------------------------------------------------------------------
Exxon Mobil Corp.                                                       3.8%
 ENERGY MINERALS
----------------------------------------------------------------------------
Microsoft Corp.                                                         2.4%
 TECHNOLOGY SERVICES
----------------------------------------------------------------------------
Intel Corp.                                                             2.1%
 ELECTRONIC TECHNOLOGY
----------------------------------------------------------------------------
Pfizer Inc.                                                             2.1%
 HEALTH TECHNOLOGY
----------------------------------------------------------------------------
Citigroup Inc.                                                          2.1%
 FINANCE
----------------------------------------------------------------------------
Procter & Gamble Co.                                                    2.0%
 CONSUMER NON-DURABLES
----------------------------------------------------------------------------
General Electric Co.                                                    2.0%
 PRODUCER MANUFACTURING
----------------------------------------------------------------------------
Johnson & Johnson                                                       1.9%
 HEALTH TECHNOLOGY
----------------------------------------------------------------------------
Bank of America Corp.                                                   1.8%
 FINANCE
----------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                    1.6%
 RETAIL TRADE
----------------------------------------------------------------------------

we believe the composition of the Russell 1000 Index better reflects the Fund's investments. You can find more of the Fund's performance data in the Performance Summary beginning on page 4.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2005, U.S. economic expansion was driven by strength across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting from increased personal consumption, federal spending and business investment, which increased 24% in third quarter 2005 compared with the same quarter in 2004.(2) Slower export growth combined with greater demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005, supported by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

Many businesses enjoyed record profits, propelled largely by productivity gains. Earnings for companies in the S&P 500 were estimated to have increased 13% in 2005.(3) The labor market firmed as employment increased and the unemployment rate dropped from 5.0% to 4.9% during the reporting period. Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending.

Oil prices remained high during the period largely due to potential long-term supply limitations and strong growth in global demand, especially from China and India. Natural gas prices rose during the second half of 2005 mainly because of expected rising demand with the onset of winter; however, near period-end prices retreated somewhat amid milder-than-expected weather conditions. Even with high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI).(4)

Despite this inflation picture, the Federal Reserve Board raised the federal funds target rate from 3.25% to 4.25%. Compared with the rise in short-term interest rates, long-term rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth. Throughout 2005, as short- and intermediate-term interest rates rose, the yield curve moved from a fairly normal steepness at the beginning of the period to relatively flat by the end of 2005.

(2)   Source: Thomson Financial. Based on companies in the S&P 500.

(3)   Source: Standard & Poor's.

(4) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


2 | Semiannual Report

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +5.57%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +5.76% and +7.63%.(5)

INVESTMENT STRATEGY

Our twin objectives for Franklin Structured Large Cap Core Equity Fund are very tight risk controls and modest excess return over the Fund's benchmark. To achieve the first objective, the portfolio is managed using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., it typically does not deviate from the index weightings by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.

MANAGER'S DISCUSSION

Franklin Structured Large Cap Core Equity Fund uses an enhanced index strategy that seeks to outperform the Russell 1000 Index marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.

For the six months ended December 31, 2005, the Fund's overweighted positions in Express Scripts, Continental Airlines and Cal Dive International contributed to relative performance. Conversely, overweighted positions in Dell and William Lyon Homes, and our not holding Apple Computer detracted from the Fund's relative performance.

We appreciate your support and look forward to serving your investment needs in the years ahead.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Core Equity Fund
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            Finance                                         19.2%
            Electronic Technology*                          11.7%
            Consumer Non-Durables                           10.2%
            Health Technology*                               9.9%
            Energy Minerals                                  9.7%
            Technology Services*                             7.1%
            Producer Manufacturing                           6.4%
            Retail Trade                                     4.3%
            Health Services                                  3.7%
            Communications                                   3.3%
            Consumer Durables                                2.8%
            Utilities                                        2.4%
            Other                                            9.1%
            Short-Term Investments & Other Net Assets        0.2%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                           Semiannual Report | 3

Performance Summary as of 12/31/05

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: N/A                                   CHANGE    12/31/05      6/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        -$ 0.49     $ 11.29      $ 11.78
--------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                   $ 0.2232
--------------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.6058
--------------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.2624
--------------------------------------------------------------------------------
   TOTAL                          $ 1.0914
--------------------------------------------------------------------------------

PERFORMANCE(1)

--------------------------------------------------------------------------------
                                                                      INCEPTION
                                              6-MONTH       1-YEAR    (4/30/03)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                     +4.94%       +6.85%      +39.86%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                 +4.94%       +6.85%      +13.38%
--------------------------------------------------------------------------------
Value of $1,000,000 Investment(4)         $ 1,049,448  $ 1,068,493  $ 1,398,612
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THESE PRICE MOVEMENTS MAY RESULT FROM FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. INVESTING IN A FUND THAT FOCUSES IN ONE OR A FEW SECTORS INVOLVES SPECIAL RISKS, INCLUDING GREATER SENSITIVITY TO ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS IN THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager and administrator have agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4) These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.


4 | Semiannual Report

Your Fund's Expenses

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 5

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/05      VALUE 12/31/05   PERIOD* 7/1/05-12/31/05
--------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $ 1,049.40              $ 3.62
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,021.68              $ 3.57
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.70% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


6 | Semiannual Report

Franklin Structured Large Cap Growth Equity Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Structured Large Cap Growth Equity Fund seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Structured Large Cap Growth Equity Fund covers the period ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Growth Equity Fund posted a +5.45% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Russell 1000(R) Growth Index, which returned +7.11%.(1) You can find more of the Fund's performance data in the Performance Summary beginning on page 10.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2005, U.S. economic expansion was driven by strength across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting from increased personal consumption, federal spending and business investment, which increased 24% in third quarter 2005 compared with the same quarter in 2004.(2) Slower export growth combined with greater demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005, supported by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

(1) Source: Standard & Poor's Micropal. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2) Source: Thomson Financial. Based on companies in the Standard & Poor's 500 Index.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.


                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
WHAT IS THE YIELD CURVE?
--------------------------------------------------------------------------------
The yield curve is a graph illustrating the yields on bonds of the same credit quality with maturities ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than longer-term rates.
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
Franklin Structured Large Cap
Growth Equity Fund
12/31/05

----------------------------------------------------------------------------
COMPANY                                                           % OF TOTAL
SECTOR/INDUSTRY                                                   NET ASSETS
----------------------------------------------------------------------------
Microsoft Corp.                                                         5.0%
 TECHNOLOGY SERVICES
----------------------------------------------------------------------------
Johnson & Johnson                                                       3.9%
 HEALTH TECHNOLOGY
----------------------------------------------------------------------------
Procter & Gamble Co.                                                    3.6%
 CONSUMER NON-DURABLES
----------------------------------------------------------------------------
Intel Corp.                                                             3.5%
 ELECTRONIC TECHNOLOGY
----------------------------------------------------------------------------
General Electric Co.                                                    3.2%
 PRODUCER MANUFACTURING
----------------------------------------------------------------------------
Amgen Inc.                                                              2.7%
 HEALTH TECHNOLOGY
----------------------------------------------------------------------------
Cisco Systems Inc.                                                      2.7%
 ELECTRONIC TECHNOLOGY
----------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                    2.2%
 RETAIL TRADE
----------------------------------------------------------------------------
Dell Inc.                                                               2.2%
 ELECTRONIC TECHNOLOGY
----------------------------------------------------------------------------
Lowe's Cos. Inc.                                                        2.0%
 RETAIL TRADE
----------------------------------------------------------------------------

Many businesses enjoyed record profits, propelled largely by productivity gains. Earnings for companies in the Standard & Poor's 500 Index (S&P 500) were estimated to have increased 13% in 2005.(3) The labor market firmed as employment increased and the unemployment rate dropped from 5.0% to 4.9% during the reporting period. Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending.

Oil prices remained high during the period largely due to potential long-term supply limitations and strong growth in global demand, especially from China and India. Natural gas prices rose during the second half of 2005 mainly because of expected rising demand with the onset of winter; however, near period-end prices retreated somewhat amid milder-than-expected weather conditions. Even with high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI).(4)

Despite this inflation picture, the Federal Reserve Board raised the federal funds target rate from 3.25% to 4.25%. Compared with the rise in short-term interest rates, long-term rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth. Throughout 2005, as short- and intermediate-term interest rates rose, the yield curve moved from a fairly normal steepness at the beginning of the period to relatively flat by the end of 2005.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +5.57%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +5.76% and +7.63%.(5)

INVESTMENT STRATEGY

Our twin objectives for Franklin Structured Large Cap Growth Equity Fund are very tight risk controls and modest excess return over the Russell 1000 Growth Index. To achieve the first objective, the portfolio is run using robust

(3)   Source: Standard & Poor's.

(4) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for their market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


8 | Semiannual Report
quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., it typically does not deviate from the index weightings by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.

MANAGER'S DISCUSSION

Franklin Structured Large Cap Growth Equity Fund uses an enhanced index strategy that seeks to outperform the Russell 1000 Growth Index marginally, with very little excess relative risk. We expect the majority of our over- or underperformance to come from security selection.

For the six months ended December 31, 2005, the Fund's overweighted positions in Amgen, McDermott International, Devon Energy and Robert Half International contributed to relative performance. Conversely, overweighted positions in Dell and Montpelier Re Holdings, and an underweighted position in Apple Computer detracted from the Fund's relative performance.

We appreciate your support and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN*
Franklin Structured Large Cap
Growth Equity Fund
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            Electronic Technology**                         16.6%
            Health Technology**                             14.6%
            Technology Services**                           12.7%
            Finance                                          8.8%
            Consumer Non-Durables                            8.4%
            Retail Trade                                     7.5%
            Producer Manufacturing                           7.1%
            Consumer Services                                4.2%
            Health Services                                  3.9%
            Energy Minerals                                  2.9%
            Transportation                                   2.8%
            Other                                           10.5%

* Short-term investments and other net assets equal less than 0.05% of net assets.

** Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                           Semiannual Report | 9

Performance Summary as of 12/31/05

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: N/A                                        CHANGE   12/31/05   6/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.50    $11.51     $11.01
--------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                        $0.0540
--------------------------------------------------------------------------------
Long-Term Capital Gain                 $0.0485
--------------------------------------------------------------------------------
   TOTAL                               $0.1025
--------------------------------------------------------------------------------

PERFORMANCE(1)

-------------------------------------------------------------------------------
                                                                     INCEPTION
                                             6-MONTH      1-YEAR     (4/30/03)
-------------------------------------------------------------------------------
Cumulative Total Return(2)                     +5.45%       +2.29%      +31.74%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                 +5.45%       +2.29%      +10.87%
--------------------------------------------------------------------------------
Value of $1,000,000 Investment(4)          $1,054,497   $1,022,910   $1,317,362
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THESE PRICE MOVEMENTS MAY RESULT FROM FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager and administrator have agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4) These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.


10 | Semiannual Report

Your Fund's Expenses

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------
                      BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES PAID DURING
                        VALUE 7/1/05     VALUE 12/31/05  PERIOD* 7/1/05-12/31/05
--------------------------------------------------------------------------------
Actual                     $1,000           $1,054.50             $3.62
--------------------------------------------------------------------------------
Hypothetical (5%
  return before
  expenses)                $1,000           $1,021.68             $3.57
--------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.70% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Semiannual Report

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                                             -------------------------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                DECEMBER 31, 2005        YEAR ENDED JUNE 30,
                                                                                  (UNAUDITED)        2005        2004       2003(d)
                                                                             -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period ......................................         $ 11.78         $ 12.09    $ 10.68    $10.00
                                                                             -------------------------------------------------------
Income from investment operations:
   Net investment income(a) ...............................................            0.07            0.16       0.09      0.02
   Net realized and unrealized gains (losses) .............................            0.53            0.61       1.71      0.66
                                                                             -------------------------------------------------------
Total from investment operations ..........................................            0.60            0.77       1.80      0.68
                                                                             -------------------------------------------------------
Less distributions from:
   Net investment income ..................................................           (0.22)          (0.06)     (0.09)       --
   Net realized gains .....................................................           (0.87)          (1.02)     (0.30)       --
                                                                             -------------------------------------------------------
Total distributions .......................................................           (1.09)          (1.08)     (0.39)       --
                                                                             -------------------------------------------------------
Net asset value, end of period ............................................         $ 11.29         $ 11.78    $ 12.09    $10.68
                                                                             =======================================================
Total return(b) ...........................................................            4.94%           6.56%     17.10%     6.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................................         $ 3,114         $ 2,969    $ 2,786    $2,137
Ratios to average net assets:
   Expenses ...............................................................            2.09%(c)        2.26%      3.66%     1.03%(e)
   Expenses net of waiver and payments by affiliate and expense
     reduction ............................................................            0.70%(c)        0.70%      0.70%     0.12%(e)
   Net investment income ..................................................            1.13%(c)        1.37%      0.81%     0.17%(e)
Portfolio turnover rate ...................................................           37.44%         112.78%    164.34%     9.93%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Annualized.

(d)   For the period April 30, 2003 (commencement of operations) to June 30,
      2003.

(e)   Not annualized.


                     Semiannual Report | See notes to financial statements. | 13

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                     SHARES       VALUE
-------------------------------------------------------------------------------------------
   COMMON STOCKS 99.8%
   COMMERCIAL SERVICES 1.1%
(a)The Dun & Bradstreet Corp. .................................           90    $    6,026
   Moody's Corp. ..............................................           78         4,791
(a)R.H. Donnelley Corp. .......................................          276        17,007
   SEI Investments Co. ........................................          159         5,883
                                                                                -----------
                                                                                    33,707
                                                                                -----------
   COMMUNICATIONS 3.3%
   Alltel Corp. ...............................................          135         8,519
   AT&T Inc. ..................................................        1,234        30,221
   BellSouth Corp. ............................................          472        12,791
   Sprint Nextel Corp. ........................................          969        22,636
   Verizon Communications Inc. ................................          928        27,951
                                                                                -----------
                                                                                   102,118
                                                                                -----------
   CONSUMER DURABLES 2.8%
   The Black & Decker Corp. ...................................           55         4,783
   Ford Motor Co. .............................................        2,306        17,802
(a)The Goodyear Tire & Rubber Co. .............................          891        15,486
(a)NVR Inc. ...................................................           14         9,828
   The Ryland Group Inc. ......................................           71         5,121
   Standard Pacific Corp. .....................................          100         3,680
(a)Toll Brothers Inc. .........................................          302        10,461
(a)William Lyon Homes Inc. ....................................          186        18,768
                                                                                -----------
                                                                                    85,929
                                                                                -----------
   CONSUMER NON-DURABLES 10.2%
   Altria Group Inc. ..........................................          448        33,474
   Anheuser-Busch Cos. Inc. ...................................          536        23,027
   The Clorox Co. .............................................          313        17,807
   The Coca-Cola Co. ..........................................        1,147        46,236
   Colgate-Palmolive Co. ......................................          511        28,028
   General Mills Inc. .........................................          267        13,168
(a)Guess? Inc. ................................................           27           961
   K-Swiss Inc., A ............................................          584        18,945
   Nike Inc., B ...............................................           83         7,204
   PepsiCo Inc. ...............................................          523        30,899
   Pilgrims Pride Corp. .......................................          534        17,707
   Polo Ralph Lauren Corp. ....................................          107         6,007
   Procter & Gamble Co. .......................................        1,073        62,105
(a)The Timberland Co., A ......................................           47         1,530
   VF Corp. ...................................................          105         5,811
   The Yankee Candle Co. Inc. .................................          139         3,558
                                                                                -----------
                                                                                   316,467
                                                                                -----------
   CONSUMER SERVICES 1.8%
(a)Apollo Group Inc., A. ......................................           69         4,172
(a)CCE Spinco Inc. ............................................           21           275
   Cendant Corp. ..............................................           88         1,518
   Clear Channel Communications Inc. ..........................          175         5,504
(a)Comcast Corp. ..............................................          183         4,751


14 | Semiannual Report

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                     SHARES       VALUE
-------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   CONSUMER SERVICES (CONT.)
   Dow Jones & Co. Inc. .......................................           62    $    2,200
(a)Expedia Inc. ...............................................           15           359
   Gannett Co. Inc. ...........................................           21         1,272
   Time Warner Inc. ...........................................          128         2,232
   Viacom Inc., B .............................................          439        14,312
   The Walt Disney Co. ........................................          767        18,385
(a)Weight Watchers International Inc. .........................            3           148
                                                                                -----------
                                                                                    55,128
                                                                                -----------
   DISTRIBUTION SERVICES 1.2%
   Cardinal Health Inc. .......................................          118         8,113
   CDW Corp. ..................................................           12           691
   Sysco Corp. ................................................          890        27,634
                                                                                -----------
                                                                                    36,438
                                                                                -----------
   ELECTRONIC TECHNOLOGY 11.7%
   ADTRAN Inc. ................................................          492        14,632
(a)Agilent Technologies Inc. ..................................           10           333
(a)Altera Corp. ...............................................          141         2,613
   Applied Materials Inc. .....................................          405         7,266
   The Boeing Co. .............................................          424        29,782
(a)Cisco Systems Inc. .........................................        2,522        43,177
(a)CommScope Inc. .............................................           21           423
(a)Dell Inc. ..................................................        1,425        42,736
(a)ESCO Technologies Inc. .....................................            5           222
(a)F5 Networks Inc. ...........................................          178        10,180
(a)Freescale Semiconductor Inc., B ............................          258         6,494
   General Dynamics Corp. .....................................          190        21,669
   Hewlett-Packard Co. ........................................          343         9,820
   Intel Corp. ................................................        2,666        66,543
(a)Lam Research Corp. .........................................          743        26,510
   Linear Technology Corp. ....................................           82         2,958
   Lockheed Martin Corp. ......................................           78         4,963
   Motorola Inc. ..............................................          689        15,564
   National Semiconductor Corp. ...............................          310         8,054
   Nokia Corp., ADR (Finland) .................................        1,353        24,760
   Rockwell Automation Inc. ...................................          131         7,750
(a)SanDisk Corp. ..............................................          102         6,408
   Scientific-Atlanta Inc. ....................................           55         2,369
(a)SiRF Technology Holdings Inc. ..............................          326         9,715
(a)Varian Inc. ................................................            8           318
(a)Western Digital Corp. ......................................           35           651
                                                                                -----------
                                                                                   365,910
                                                                                -----------
   ENERGY MINERALS 9.7%
   Burlington Resources Inc. ..................................           45         3,879
   Chevron Corp. ..............................................          455        25,830
   ConocoPhillips .............................................          458        26,647
   Devon Energy Corp. .........................................          249        15,573
   Exxon Mobil Corp. ..........................................        2,084       117,058


                                                          Semiannual Report | 15

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ENERGY MINERALS (CONT.)
   Frontier Oil Corp. ......................................             143  $        5,367
(a)NRG Energy Inc. .........................................             368          17,340
   Occidental Petroleum Corp. ..............................              13           1,038
   Royal Dutch Shell PLC, A, ADR (United Kingdom) ..........             133           8,178
   Sunoco Inc. .............................................             400          31,352
   Tesoro Corp. ............................................             347          21,358
   Valero Energy Corp. .....................................             574          29,618
                                                                              ---------------
                                                                                     303,238
                                                                              ---------------
   FINANCE 19.2%
   Advance America Cash Advance Centers Inc. ...............             149           1,848
   AFLAC Inc. ..............................................             760          35,279
(a)Alleghany Corp. .........................................              79          22,436
   The Allstate Corp. ......................................             125           6,759
   American Express Co. ....................................              64           3,293
   American International Group Inc. .......................             275          18,763
   Ameriprise Financial Inc. ...............................              12             492
(a)Ameritrade Holding Corp. ..............................               427          10,248
   Bank of America Corp. ...................................           1,203          55,518
   The Bank of New York Co. Inc. ...........................             263           8,377
(a)Berkshire Hathaway Inc., B ..............................               1           2,935
   BlackRock Inc., A .......................................               9             976
   Capital One Financial Corp. .............................              95           8,208
   Chicago Mercantile Exchange Holdings Inc. ...............              15           5,512
   The Chubb Corp. .........................................             164          16,015
   Cincinnati Financial Corp. ..............................             204           9,115
   Citigroup Inc. ..........................................           1,362          66,098
   Commerce Group Inc. .....................................             117           6,702
(a)CompuCredit Corp. .......................................             370          14,238
   Downey Financial Corp. ..................................             119           8,138
   Fannie Mae ..............................................             717          34,997
   Federated Investors Inc., B .............................             471          17,446
   Fidelity National Financial Inc. ........................             602          22,148
   Genworth Financial Inc., A ..............................             219           7,573
   Golden West Financial Corp. .............................             226          14,916
   The Goldman Sachs Group Inc. ............................              91          11,622
   The Hartford Financial Services Group Inc. ..............              24           2,061
   Investors Financial Services Corp. ......................             288          10,607
   JPMorgan Chase & Co. ....................................              57           2,262
   LandAmerica Financial Group Inc. ........................              85           5,304
   M&T Bancorp .............................................              91           9,924
   MGIC Investment Corp. ...................................              38           2,501
   Morgan Stanley ..........................................             121           6,866
   Nationwide Financial Services Inc., A ...................             235          10,340
   Northern Trust Corp. ....................................              77           3,990
   Old Republic International Corp. ........................             451          11,843
   Protective Life Corp. ...................................             101           4,421
   Prudential Financial Inc. ...............................              65           4,757
   RLI Corp. ...............................................              28           1,396


16 | Semiannual Report

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE (CONT.)
   SAFECO Corp. ............................................             314  $       17,741
   Selective Insurance Group Inc. ..........................             341          18,107
   StanCorp Financial Group Inc. ...........................               2             100
   Student Loan Corp. ......................................              15           3,138
   UICI ....................................................              11             391
   Wachovia Corp. ..........................................             122           6,449
   Washington Mutual Inc. ..................................             675          29,362
   Wells Fargo & Co. .......................................             596          37,447
                                                                              ---------------
                                                                                     598,659
                                                                              ---------------
   HEALTH SERVICES 3.7%
   CIGNA Corp. .............................................             287          32,058
(a)Coventry Health Care Inc. ...............................              15             854
(a)Express Scripts Inc. ....................................             148          12,402
   HCA Inc. ................................................             395          19,947
(a)Humana Inc. .............................................             475          25,807
   IMS Health Inc. .........................................             313           7,800
(a)Lincare Holdings Inc. ...................................              13             545
   UnitedHealth Group Inc. .................................             234          14,541
                                                                              ---------------
                                                                                     113,954
                                                                              ---------------
   HEALTH TECHNOLOGY 9.9%
   Abbott Laboratories .....................................             445          17,546
   Alpharma Inc., A ........................................             372          10,606
(a)Amgen Inc. ..............................................             326          25,708
(a)Boston Scientific Corp. .................................             202           4,947
   Bristol-Myers Squibb Co. ................................             608          13,972
(a)Forest Laboratories Inc. ................................             397          16,150
(a)Invitrogen Corp. ........................................             191          12,728
   Johnson & Johnson .......................................             982          59,018
   Medtronic Inc. ..........................................             239          13,759
   Mentor Corp. ............................................             112           5,161
   Merck & Co. Inc. ........................................             733          23,317
   Pall Corp. ..............................................             252           6,769
   Pfizer Inc. .............................................           2,842          66,275
(a)ViroPharma Inc. .........................................             116           2,152
(a)Waters Corp. ............................................             319          12,058
(a)Watson Pharmaceuticals Inc. .............................              49           1,593
   Wyeth ...................................................             378          17,415
                                                                              ---------------
                                                                                     309,174
                                                                              ---------------
   INDUSTRIAL SERVICES 1.0%
   Building Materials Holding Corp. ........................             122           8,322
(a)Cal Dive International Inc. .............................             210           7,537
   Patterson-UTI Energy Inc. ...............................             400          13,180
   Todco, A ................................................              88           3,349
                                                                              ---------------
                                                                                      32,388
                                                                              ---------------
   NON-ENERGY MINERALS 1.8%
   Eagle Materials Inc. ....................................             146          17,865
   Freeport-McMoRan Copper & Gold Inc., B ..................             518          27,868


                                                          Semiannual Report | 17

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NON-ENERGY MINERALS (CONT.)
   Louisiana-Pacific Corp. .................................              48  $        1,319
   Nucor Corp. .............................................              99           6,605
   Phelps Dodge Corp. ......................................              15           2,158
   Quanex Corp. ............................................              18             899
                                                                              ---------------
                                                                                      56,714
                                                                              ---------------
   PROCESS INDUSTRIES 0.6%
   Agrium Inc. (Canada) ....................................              65           1,430
(a)Crown Holdings Inc. .....................................             310           6,054
   The Dow Chemical Co. ....................................             266          11,656
                                                                              ---------------
                                                                                      19,140
                                                                              ---------------
   PRODUCER MANUFACTURING 6.4%
   3M Co. ..................................................             522          40,455
   Crane Co. ...............................................              86           3,033
   Emerson Electric Co. ....................................               4             299
(a)Energizer Holdings Inc. .................................             504          25,094
   General Electric Co. ....................................           1,769          62,004
   Honeywell International Inc. ............................             193           7,189
   Illinois Tool Works Inc. ................................              61           5,367
   Ingersoll-Rand Co. Ltd., A ..............................               6             242
   Lear Corp. ..............................................              28             797
(a)Terex Corp. .............................................              39           2,317
   The Toro Co. ............................................             702          30,727
(a)TRW Automotive Holdings Corp. ...........................              86           2,266
   Tyco International Ltd. .................................             100           2,886
   United Technologies Corp. ...............................             318          17,779
                                                                              ---------------
                                                                                     200,455
                                                                              ---------------
   RETAIL TRADE 4.3%
(a)AutoZone Inc. ...........................................              99           9,083
   Best Buy Co. Inc. .......................................             224           9,740
(a)The Children's Place Retail Stores Inc. .................             275          13,590
   The Gap Inc. ............................................             120           2,117
   The Home Depot Inc. .....................................             254          10,282
(a)IAC/InterActiveCorp .....................................             597          16,901
   Limited Brands Inc. .....................................             253           5,655
(a)Pacific Sunwear of California Inc. ......................              73           1,819
(a)Payless ShoeSource Inc. .................................             164           4,116
   Sonic Automotive Inc. ...................................              79           1,760
   Target Corp. ............................................              94           5,167
(a)Too Inc. ................................................             132           3,724
   Wal-Mart Stores Inc. ....................................           1,046          48,953
                                                                              ---------------
                                                                                     132,907
                                                                              ---------------
   TECHNOLOGY SERVICES 7.1%
   Accenture Ltd., A (Bermuda) .............................              91           2,627
(a)Alliance Data Systems Corp. .............................              64           2,278
   Autodesk Inc. ...........................................              47           2,019
   Automatic Data Processing Inc. ..........................             202           9,270


18 | Semiannual Report

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TECHNOLOGY SERVICES (CONT.)
(a)CSG Systems International Inc. ..........................             161  $        3,594
(a)EarthLink Inc. ..........................................           1,858          20,642
   First Data Corp. ........................................              91           3,914
(a)Google Inc., A ..........................................               6           2,489
(a)Intergraph Corp. ........................................             400          19,924
   International Business Machines Corp. ...................             511          42,004
(a)Internet Security Systems Inc. ..........................              19             398
(a)Intuit Inc. .............................................              68           3,624
(a)McAfee Inc. .............................................             178           4,829
(a)MICROS Systems Inc. .....................................              55           2,658
   Microsoft Corp. .........................................           2,850          74,528
(a)MicroStrategy Inc. ......................................              59           4,882
(a)Novell Inc. .............................................             142           1,254
(a)Oracle Corp. ............................................             459           5,604
(a)Parametric Technology Corp. .............................           1,760          10,736
   United Online Inc. ......................................             240           3,413
                                                                              ---------------
                                                                                     220,687
                                                                              ---------------
   TRANSPORTATION 1.6%
   Burlington Northern Santa Fe Corp. ......................             338          23,937
(a)Continental Airlines Inc., B ............................             675          14,378
   United Parcel Service Inc., B ...........................             140          10,521
                                                                              ---------------
                                                                                      48,836
                                                                              ---------------
   UTILITIES 2.4%
   Entergy Corp. ...........................................             139           9,543
   Exelon Corp. ............................................             286          15,198
   NorthWestern Corp. ......................................             104           3,231
   PG&E Corp. ..............................................             511          18,968
   TXU Corp. ...............................................             590          29,612
                                                                              ---------------
                                                                                      76,552
                                                                              ---------------
   TOTAL COMMON STOCKS (COST $2,878,484) ...................                       3,108,401
                                                                              ---------------
   SHORT TERM INVESTMENT (COST $6,152) 0.2%
   MONEY FUND 0.2%
(b)Franklin Institutional Fiduciary Trust Money Market
   Portfolio ...............................................           6,152           6,152
                                                                              ---------------
   TOTAL INVESTMENTS (COST $2,884,636) 100.0% ..............                       3,114,553
   OTHER ASSETS, LESS LIABILITIES (0.0)%c ..................                            (999)
                                                                              ---------------
   NET ASSETS 100.0% .......................................                  $    3,113,554
                                                                              ===============

See Selected Portfolio Abbreviations on page 27.

(a)   Non-income producing.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

(c)   Rounds to less than 0.05% of net assets.


                     Semiannual Report | See notes to financial statements. | 19

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

                                                                              ---------------------------------------------------
                                                                               SIX MONTHS ENDED
                                                                              DECEMBER 31, 2005         YEAR ENDED JUNE 30,
                                                                                 (UNAUDITED)         2005     2004    2003(d)
                                                                              ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

Net asset value, beginning of period .......................................        $11.01          $11.94   $10.71   $ 10.00
                                                                              ---------------------------------------------------
Income from investment operations:
   Net investment income(a) ................................................          0.03            0.09     0.04      0.01
   Net realized and unrealized gains (losses) ..............................          0.57           (0.14)    1.79      0.70
                                                                              ---------------------------------------------------
Total from investment operations ...........................................          0.60           (0.05)    1.83      0.71
                                                                              ---------------------------------------------------
Less distributions from:
   Net investment income ...................................................         (0.05)          (0.10)   (0.06)       --
   Net realized gains ......................................................         (0.05)          (0.78)   (0.54)       --
                                                                              ---------------------------------------------------
Total distributions ........................................................         (0.10)          (0.88)   (0.60)       --
                                                                              ---------------------------------------------------
Net asset value, end of period .............................................        $11.51          $11.01   $11.94   $ 10.71
                                                                              ===================================================
Total return(b) ............................................................          5.45%          (0.61)%  17.36%     7.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................................        $2,910          $2,761   $2,974   $ 2,143
Ratios to average net assets:
   Expenses ................................................................          2.14%(c)        2.21%    3.72%     1.03%(e)
   Expenses net of waiver and payments by affiliate and expense reduction ..          0.70%(c)        0.70%    0.70%     0.12%(e)
   Net investment income ...................................................          0.45%(c)        0.82%    0.32%     0.11%(e)

Portfolio turnover rate ....................................................         20.47%          73.10%  173.60%    11.93%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Annualized.

(d)   For the period April 30, 2003 (commencement of operations) to June 30,
      2003.

(e)  Not annualized.


20 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                      COUNTRY     SHARES      VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS 100.0%
   COMMERCIAL SERVICES 1.4%
   Moody's Corp. ..............................................      United States      242   $   14,863
(a)R.H. Donnelley Corp. .......................................      United States       93        5,731
   Robert Half International Inc. .............................      United States      554       20,991
                                                                                              -----------
                                                                                                  41,585
                                                                                              -----------

   COMMUNICATIONS 1.8%
   America Movil SA de CV, L, ADR .............................         Mexico          226        6,613
   AT&T Inc. ..................................................      United States      204        4,996
(a)NII Holdings Inc. ..........................................      United States      250       10,920
   Partner Communications Co. Ltd., ADR .......................         Israel          814        6,846
   Sprint Nextel Corp. ........................................      United States      320        7,475
   Telefonos de Mexico SA de CV (Telmex), L, ADR ..............         Mexico          613       15,129
                                                                                              -----------
                                                                                                  51,979
                                                                                              -----------

   CONSUMER DURABLES 1.0%
(a)Electronic Arts Inc. .......................................      United States      162        8,474
   Ethan Allen Interiors Inc. .................................      United States      118        4,311
   Ford Motor Co. .............................................      United States    1,517       11,711
   Furniture Brands International Inc. ........................      United States       75        1,675
   Harman International Industries Inc. .......................      United States       12        1,174
(a)Meritage Homes Corp. .......................................      United States       33        2,076
(a)Toll Brothers Inc. .........................................      United States        4          139
                                                                                              -----------
                                                                                                  29,560
                                                                                              -----------

   CONSUMER NON-DURABLES 8.4%
   American Greetings Corp., A ................................      United States      120        2,636
   Anheuser-Busch Cos. Inc. ...................................      United States      161        6,917
   The Clorox Co. .............................................      United States      137        7,794
   Coca-Cola Femsa SA de CV, L, ADR ...........................         Mexico          344        9,291
   The Coca-Cola Co. ..........................................      United States      732       29,507
   Colgate-Palmolive Co. ......................................      United States       97        5,321
(a)Guess? Inc. ................................................      United States       78        2,777
   K-Swiss Inc., A ............................................      United States      200        6,488
   Loews Corp. - Carolina Group ...............................      United States      360       15,836
   Nike Inc., B ...............................................      United States       30        2,604
   PepsiCo Inc. ...............................................      United States      617       36,452
   Phillips Van Heusen Corp. ..................................      United States       54        1,750
   Procter & Gamble Co. .......................................      United States    1,788      103,489
   Reynolds American Inc. .....................................      United States       24        2,288
(a)Tommy Hilfiger Corp. .......................................      United States      454        7,373
   The Yankee Candle Co. Inc. .................................      United States      132        3,379
                                                                                              -----------
                                                                                                 243,902
                                                                                              -----------

   CONSUMER SERVICES 4.2%
   Ameristar Casinos Inc. .....................................      United States       36          817
(a)Apollo Group Inc., A .......................................      United States      198       11,971
(a)eBay Inc. ..................................................      United States      306       13,234
(a)Entercom Communications Corp. ..............................      United States       68        2,018
   Gannett Co. Inc. ...........................................      United States       40        2,423
   Hilton Hotels Corp. ........................................      United States      305        7,354


                                                          Semiannual Report | 21

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     COUNTRY      SHARES      VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   CONSUMER SERVICES (CONT.)
   IHOP Corp. .................................................      United States        2   $       94
   International Game Technology ..............................      United States      110        3,386
   Intrawest Corp. ............................................         Canada          269        7,787
(a)Jack in the Box Inc. .......................................      United States       32        1,118
   Landry's Restaurants Inc. ..................................      United States      228        6,090
   Sinclair Broadcast Group Inc., A ...........................      United States      172        1,582
(a)Univision Communications Inc., A ...........................      United States      647       19,015
(a)Vail Resorts Inc. ..........................................      United States      179        5,912
   Viacom Inc., B .............................................      United States      535       17,441
   The Walt Disney Co. ........................................      United States      871       20,878
(a)XM Satellite Radio Holdings Inc., A ........................      United States       24          655
                                                                                              -----------
                                                                                                 121,775
                                                                                              -----------

   DISTRIBUTION SERVICES 1.8%
   AmerisourceBergen Corp. ....................................      United States       20          828
   Cardinal Health Inc. .......................................      United States      134        9,212
(a)Performance Food Group Co. .................................      United States      689       19,547
   Sysco Corp. ................................................      United States      717       22,263
                                                                                              -----------
                                                                                                  51,850
                                                                                              -----------

   ELECTRONIC TECHNOLOGY 16.6%
(a)Agilent Technologies Inc. ..................................      United States      352       11,718
(a)Apple Computer Inc. ........................................      United States      317       22,789
   Applied Materials Inc. .....................................      United States    1,434       25,726
(a)ARGON ST Inc. ..............................................      United States       27          836
   The Boeing Co. .............................................      United States      333       23,390
(a)Cisco Systems Inc. .........................................      United States    4,519       77,365
(a)Dell Inc. ..................................................      United States    2,096       62,859
(a)EMC Corp. ..................................................      United States      635        8,649
   Harris Corp. ...............................................      United States      258       11,097
   Intel Corp. ................................................      United States    4,075      101,712
   KLA-Tencor Corp. ...........................................      United States      161        7,942
(a)Lam Research Corp. .........................................      United States      310       11,061
   Linear Technology Corp. ....................................      United States      793       28,604
   Nokia Corp., ADR ...........................................         Finland         665       12,169
(a)Powerwave Technologies Inc. ................................      United States      368        4,626
   QUALCOMM Inc. ..............................................      United States      969       41,745
   Rockwell Automation Inc. ...................................      United States      214       12,660
(a)Silicon Laboratories Inc. ..................................      United States       34        1,246
(a)Sycamore Networks Inc. .....................................      United States      300        1,296
   Texas Instruments Inc. .....................................      United States       33        1,058
(a)Varian Inc. ................................................      United States      342       13,608
   Xilinx Inc. ................................................      United States        4          101
                                                                                              -----------
                                                                                                 482,257
                                                                                              -----------

   ENERGY MINERALS 2.9%
   Devon Energy Corp. .........................................      United States      540       33,772
   Exxon Mobil Corp. ..........................................      United States      190       10,672
   Frontier Oil Corp. .........................................      United States       42        1,576
   Kerr-McGee Corp. ...........................................      United States      176       15,992


22 | Semiannual Report

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     COUNTRY      SHARES      VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ENERGY MINERALS (CONT.)
(a)NRG Energy Inc. ............................................      United States      209   $    9,848
   Peabody Energy Corp. .......................................      United States       45        3,709
   Pogo Producing Co. .........................................      United States       37        1,843
   Valero Energy Corp. ........................................      United States      172        8,875
                                                                                              -----------
                                                                                                  86,287
                                                                                              -----------

   FINANCE 8.8%
   AFLAC Inc. .................................................      United States      580       26,924
   American Financial Group Inc. ..............................      United States      177        6,781
(a)AmeriCredit Corp. ..........................................      United States      209        5,357
   AmerUs Group Co. ...........................................      United States        4          227
(a)Arch Capital Group Ltd. ....................................      United States        1           55
   Aspen Insurance Holdings Ltd. ..............................      United States      213        5,042
(a)Berkshire Hathaway Inc., B .................................      United States        3        8,807
   Countrywide Financial Corp. ................................      United States       34        1,162
   Doral Financial Corp. ......................................       Puerto Rico       405        4,293
   Downey Financial Corp. .....................................      United States       73        4,992
   E*TRADE Financial Corp. ....................................      United States      718       14,977
   Fannie Mae .................................................      United States      386       18,841
   FBL Financial Group Inc., A ................................      United States      111        3,642
   Federated Investors Inc., B ................................      United States       96        3,556
   Fidelity National Financial Inc. ...........................      United States      519       19,094
   First American Corp. .......................................      United States      174        7,882
   Freddie Mac ................................................      United States      120        7,842
   GATX Corp. .................................................      United States       12          433
   Golden West Financial Corp. ................................      United States      239       15,774
(a)Knight Capital Group Inc. ..................................      United States      923        9,128
   LandAmerica Financial Group Inc. ...........................      United States      100        6,240
   Marsh & McLennan Cos. Inc. .................................      United States      355       11,275
   MetLife Inc. ...............................................      United States       57        2,793
   Montpelier Re Holdings Ltd. ................................         Bermuda         221        4,177
   RLI Corp. ..................................................      United States      137        6,832
   StanCorp Financial Group Inc. ..............................      United States       24        1,199
   Stewart Information Services Corp. .........................      United States       75        3,650
   UICI .......................................................      United States      466       16,548
   Wells Fargo & Co. ..........................................      United States      446       28,022
(a)WFS Financial Inc. .........................................      United States       79        6,016
   XL Capital Ltd., A .........................................         Bermuda          35        2,358
   Zenith National Insurance Corp. ............................      United States       53        2,444
                                                                                              -----------
                                                                                                 256,363
                                                                                              -----------

   HEALTH SERVICES 3.9%
(a)Caremark Rx Inc. ...........................................      United States      415       21,493
   CIGNA Corp. ................................................      United States       14        1,564
(a)Community Health Systems Inc. ..............................      United States        6          230
(a)Express Scripts Inc. .......................................      United States      150       12,570
   HCA Inc. ...................................................      United States      109        5,504
(a)Health Net Inc., A .........................................      United States       81        4,175


                                                          Semiannual Report | 23

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     COUNTRY      SHARES      VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH SERVICES (CONT.)
   Quest Diagnostics Inc. .....................................      United States      148   $    7,619
   UnitedHealth Group Inc. ....................................      United States      322       20,009
(a)VCA Antech Inc. ............................................      United States      268        7,558
(a)WellPoint Inc. .............................................      United States      400       31,916
                                                                                              -----------
                                                                                                 112,638
                                                                                              -----------

   HEALTH TECHNOLOGY 14.6%
   Abbott Laboratories ........................................      United States      754       29,730
(a)Alkermes Inc. ..............................................      United States      169        3,231
   Alpharma Inc., A ...........................................      United States      369       10,520
(a)Amgen Inc. .................................................      United States      990       78,072
(a)Bio-Rad Laboratories Inc., A ...............................      United States       64        4,188
   Biomet Inc. ................................................      United States      134        4,900
   Biovail Corp. ..............................................         Canada          143        3,393
(a)Boston Scientific Corp. ....................................      United States      787       19,274
   Eli Lilly and Co. ..........................................      United States      236       13,355
(a)Endo Pharmaceuticals Holdings Inc. .........................      United States      220        6,657
(a)Genentech Inc. .............................................      United States      106        9,805
   Guidant Corp. ..............................................      United States       89        5,763
(a)Invitrogen Corp. ...........................................      United States       38        2,532
   Johnson & Johnson ..........................................      United States    1,905      114,491
(a)King Pharmaceuticals Inc. ..................................      United States      410        6,937
   Medtronic Inc. .............................................      United States      470       27,058
   Merck & Co. Inc. ...........................................      United States      176        5,599
   Pfizer Inc. ................................................      United States    1,096       25,559
   Schering-Plough Corp. ......................................      United States       40          834
   Serono SA, ADR .............................................       Switzerland        50          993
(a)Varian Medical Systems Inc. ................................      United States      419       21,093
(a)Waters Corp. ...............................................      United States       14          529
   Wyeth ......................................................      United States      472       21,745
(a)Zimmer Holdings Inc. .......................................      United States      118        7,958
                                                                                              -----------
                                                                                                 424,216
                                                                                              -----------
   INDUSTRIAL SERVICES 1.5%
(a)Cal Dive International Inc. ................................      United States      250        8,972
(a)Jacobs Engineering Group Inc. ..............................      United States       54        3,665
(a)McDermott International Inc. ...............................      United States      242       10,796
   Smith International Inc. ...................................      United States       41        1,522
(a)Veritas DGC Inc. ...........................................      United States      501       17,780
                                                                                              -----------
                                                                                                  42,735
                                                                                              -----------

   NON-ENERGY MINERALS 1.2%
   Cemex SA de CV, CPO, ADR ...................................         Mexico          245       14,536
   Companhia Vale do Rio Doce, ADR ............................         Brazil           33        1,358
   Louisiana-Pacific Corp. ....................................      United States       87        2,390
   Mittal Steel Co. NV, N.Y. shs., A ..........................       Netherlands       223        5,872
   Nucor Corp. ................................................      United States       32        2,135
   Quanex Corp. ...............................................      United States       70        3,498


24 | Semiannual Report

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     COUNTRY      SHARES      VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NON-ENERGY MINERALS (CONT.)
   Southern Copper Corp. ......................................      United States       37   $    2,478
   Steel Dynamics Inc. ........................................      United States       48        1,704
   Texas Industries Inc. ......................................      United States       42        2,093
                                                                                              -----------
                                                                                                  36,064
                                                                                              -----------
   PROCESS INDUSTRIES 1.7%
   Agrium Inc. ................................................         Canada          490       10,775
   Bunge Ltd. .................................................      United States      133        7,529
   Eastman Chemical Co. .......................................      United States       13          671
(a)FMC Corp. ..................................................      United States       86        4,572
   H.B. Fuller Co. ............................................      United States       52        1,668
(a)Headwaters Inc. ............................................      United States      307       10,880
   Lyondell Chemical Co. ......................................      United States      602       14,340
                                                                                              -----------
                                                                                                  50,435
                                                                                              -----------

   PRODUCER MANUFACTURING 7.1%
   3M Co. .....................................................      United States      444       34,410
   A.O. Smith Corp. ...........................................      United States      116        4,072
   American Axle & Manufacturing Holdings Inc. ................      United States       23          421
   General Electric Co. .......................................      United States    2,683       94,039
   Lear Corp. .................................................      United States      117        3,330
(a)Mettler-Toledo International Inc. ..........................      Switzerland       233       12,862
   Modine Manufacturing Co. ...................................      United States        2           65
(a)Terex Corp. ................................................      United States      166        9,860
   Tyco International Ltd. ....................................      United States      106        3,059
   United Technologies Corp. ..................................      United States      778       43,498
                                                                                              -----------
                                                                                                 205,616
                                                                                              -----------

   REAL ESTATE INVESTMENT TRUSTS 0.1%
   Boston Properties Inc. .....................................      United States       28        2,076
                                                                                              -----------

   RETAIL TRADE 7.5%
   Abercrombie & Fitch Co., A .................................      United States       87        5,671
   Best Buy Co. Inc. ..........................................      United States      157        6,826
   Borders Group Inc. .........................................      United States       90        1,950
   Burlington Coat Factory Warehouse Corp. ....................      United States      133        5,348
(a)Charming Shoppes Inc. ......................................      United States      653        8,620
   Dillard's Inc., A ..........................................      United States      132        3,276
   The Home Depot Inc. ........................................      United States      620       25,098
   Longs Drug Stores Corp. ....................................      United States       37        1,346
   Lowe's Cos. Inc. ...........................................      United States      858       57,194
(a)Pacific Sunwear of California Inc. .........................      United States       99        2,467
(a)The Pantry Inc. ............................................      United States       44        2,068
   Ross Stores Inc. ...........................................      United States       56        1,618
   Target Corp. ...............................................      United States      373       20,504
(a)Too Inc. ...................................................      United States      129        3,639
   Wal-Mart Stores Inc. .......................................      United States    1,382       64,678
   Walgreen Co. ...............................................      United States      209        9,250
                                                                                              -----------
                                                                                                 219,553
                                                                                              -----------


                                                          Semiannual Report | 25

Institutional Fiduciary Trust

---------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                      COUNTRY     SHARES      VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TECHNOLOGY SERVICES 12.7%
   Accenture Ltd., A ..........................................         Bermuda         429   $   12,385
   Autodesk Inc. ..............................................      United States      305       13,100
(a)CSG Systems International Inc. .............................      United States      100        2,232
(a)EarthLink Inc. .............................................      United States      732        8,133
   Fair Isaac Corp. ...........................................      United States       48        2,120
   First Data Corp. ...........................................      United States      715       30,752
(a)Google Inc., A .............................................      United States       99       41,071
(a)Informatica Corp. ..........................................      United States      116        1,392
   International Business Machines Corp. ......................      United States      244       20,057
(a)Mercury Interactive Corp. ..................................      United States      254        7,059
   Microsoft Corp. ............................................      United States    5,558      145,342
(a)Novell Inc. ................................................      United States      515        4,547
   Paychex Inc. ...............................................      United States      752       28,666
   SAP AG, ADR ................................................         Germany          23        1,037
(a)Sybase Inc. ................................................      United States      509       11,127
(a)Symantec Corp. .............................................      United States      243        4,252
(a)Yahoo! Inc. ................................................      United States      907       35,536
                                                                                              -----------
                                                                                                 368,808
                                                                                              -----------

   TRANSPORTATION 2.8%
(a)British Airways PLC, ADR ...................................      United Kingdom      51        2,933
   C.H. Robinson Worldwide Inc. ...............................      United States       27        1,000
(a)Continental Airlines Inc., B ...............................      United States      264        5,623
   Expeditors International of Washington Inc. ................      United States      320       21,603
   Knightsbridge Tankers Ltd. .................................         Bermuda         289        7,008
   Overseas Shipholding Group Inc. ............................      United States      372       18,745
   Southwest Airlines Co. .....................................      United States    1,277       20,981
(a)Yellow Roadway Corp. .......................................      United States      101        4,506
                                                                                              -----------
                                                                                                  82,399
                                                                                              -----------

   UTILITIES 0.0%(b)
   Cleco Corp. ................................................      United States       23          480
                                                                                              -----------
   TOTAL COMMON STOCKS (COST $2,592,784) ......................                                2,910,578
                                                                                              -----------

   SHORT TERM INVESTMENT (COST $1,766) 0.1%
   MONEY FUND 0.1%
(c)Franklin Institutional Fiduciary Trust Money Market
      Portfolio ...............................................       nited States    1,766        1,766
                                                                                              -----------
   TOTAL INVESTMENTS (COST $2,594,550) 100.1% .................                                2,912,344
   OTHER ASSETS, LESS LIABILITIES (0.1)% ......................                                   (1,995)
                                                                                              -----------
   NET ASSETS 100.0% ..........................................                               $2,910,349
                                                                                              ===========

See Selected Portfolio Abbreviations on page 27.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


26 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

CPO - Certificates of Ordinary Participation


                     Semiannual Report | See notes to financial statements. | 27

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

                                                                              -----------------------------------------
                                                                              FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                                                                                LARGE CAP CORE        LARGE CAP GROWTH
                                                                                  EQUITY FUND           EQUITY FUND
                                                                              -----------------------------------------
Assets:
  Investments in securities:
    Cost - Unaffiliated issuers ...........................................   $         2,878,484     $       2,592,784
    Cost - Sweep Money Fund (Note 7) ......................................                 6,152                 1,766
                                                                              -----------------------------------------
    Total cost of investments .............................................   $         2,884,636     $       2,594,550
                                                                              =========================================
    Value - Unaffiliated issuers ..........................................   $         3,108,401     $       2,910,578
    Value - Sweep Money Fund (Note 7)                                                       6,152                 1,766
                                                                              -----------------------------------------
    Total value of investments ............................................             3,114,553             2,912,344
  Cash ....................................................................                    --                     7
  Receivables:
    Dividends .............................................................                 3,735                 1,998
    Affiliates ............................................................                10,769                10,799
                                                                              -----------------------------------------
      Total assets ........................................................             3,129,057             2,925,148
                                                                              -----------------------------------------
Liabilities:
  Payables:
    Reports to shareholders ...............................................                 3,771                 3,623
    Professional fees .....................................................                 9,012                 8,664
    Registration and filing fees ..........................................                 2,635                 2,446
  Accrued expenses and other liabilities ..................................                    85                    66
                                                                              -----------------------------------------
      Total liabilities ...................................................                15,503                14,799
                                                                              -----------------------------------------
        Net assets, at value ..............................................   $         3,113,554     $       2,910,349
                                                                              =========================================
Net assets consist of:
  Paid-in capital .........................................................   $         2,852,660     $       2,606,354
  Undistributed net investment income .....................................                    --                    52
  Accumulated distributions in excess of net investment income ............                  (270)                   --
  Net unrealized appreciation (depreciation) ..............................               229,917               317,794
  Accumulated net realized gain (loss) ....................................                31,247               (13,851)
                                                                              -----------------------------------------
Net assets, at value ......................................................   $         3,113,554     $       2,910,349
                                                                              =========================================
Shares outstanding ........................................................               275,889               252,939
                                                                              =========================================
Net asset value and maximum offering price per share(a) ...................   $             11.29     $           11.51
                                                                              =========================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


28 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

                                                                              ------------------------------------------
                                                                              FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                                                                                 LARGE CAP CORE      LARGE CAP GROWTH
                                                                                   EQUITY FUND          EQUITY FUND
                                                                              ------------------------------------------
Investment income:
  Dividends:
    Unaffiliated issuers ..................................................   $            27,699      $         16,511
    Sweep Money Fund (Note 7) .............................................                   297                   113
                                                                              ------------------------------------------
      Total investment income .............................................                27,996                16,624
                                                                              ------------------------------------------

Expenses:
    Management fees (Note 3a) .............................................                 7,598                 7,201
    Administrative fees (Note 3b) .........................................                 3,052                 2,885
    Transfer agent fees (Note 3c) .........................................                   113                   126
    Custodian fees (Note 4) ...............................................                    39                    47
    Reports to shareholders ...............................................                 4,700                 4,937
    Registration and filing fees ..........................................                 7,056                 6,816
    Professional fees .....................................................                 9,086                 8,673
    Trustees' fees and expenses ...........................................                    17                    18
    Other .................................................................                   415                   203
                                                                              ------------------------------------------
      Total expenses ......................................................                32,076                30,906
      Expense reductions (Note 4) .........................................                    (6)                   --
      Expenses waived/paid by affiliates (Note 3d) ........................               (21,350)              (20,809)
                                                                              ------------------------------------------
        Net expenses ......................................................                10,720                10,097
                                                                              ------------------------------------------
          Net investment income ...........................................                17,276                 6,527
                                                                              ------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ...............................               107,409                44,897
  Net change in unrealized appreciation (depreciation) on investments .....                19,749                98,369
                                                                              ------------------------------------------
Net realized and unrealized gain (loss) ...................................               127,158               143,266
                                                                              ------------------------------------------
Net increase (decrease) in net assets resulting from operations ...........   $           144,434      $        149,793
                                                                              ==========================================


                     Semiannual Report | See notes to financial statements. | 29

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                          --------------------------------------------------------------------------
                                                                 FRANKLIN STRUCTURED                     FRANKLIN STRUCTURED
                                                                   LARGE CAP CORE                          LARGE CAP GROWTH
                                                                     EQUITY FUND                              EQUITY FUND
                                                          -------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                          DECEMBER 31, 2005     YEAR ENDED       DECEMBER 31, 2005    YEAR ENDED
                                                             (UNAUDITED)       JUNE 30, 2005         (UNAUDITED)     JUNE 30, 2005
                                                          -------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................       $      17,276      $    38,606         $       6,527     $    23,518
    Net realized gain (loss) from investments .........             107,409          154,431                44,897         (28,599)
    Net change in unrealized appreciation
      (depreciation) on investments ...................              19,749           (9,893)               98,369         (11,837)
                                                          -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ...................             144,434          183,144               149,793         (16,918)
                                                          -------------------------------------------------------------------------
  Distributions to shareholders from:
    Net investment income .............................             (56,237)         (13,085)              (13,541)        (24,746)
    Net realized gains ................................            (218,748)        (235,307)              (12,162)       (194,106)
                                                          -------------------------------------------------------------------------
  Total distributions to shareholders .................            (274,985)        (248,392)              (25,703)       (218,852)
                                                          -------------------------------------------------------------------------
  Capital share transactions (Note 2) .................             274,985          248,392                25,703          21,831
                                                          -------------------------------------------------------------------------
          Net increase (decrease) in net assets .......             144,434          183,144               149,793        (213,939)
Net assets:
  Beginning of period .................................           2,969,120        2,785,976             2,760,556       2,974,495
                                                          -------------------------------------------------------------------------
  End of period .......................................       $   3,113,554      $ 2,969,120         $   2,910,349     $ 2,760,556
                                                          =========================================================================
Undistributed net investment income
  (distributions in excess of net investment
  income) included in net assets:
    End of period .....................................       $        (270)     $    38,691         $          52     $     7,066
                                                          =========================================================================


30 | See notes to financial statements. | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                          Semiannual Report | 31

Institutional Fiduciary Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Funds. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


32 | Semiannual Report

Institutional Fiduciary Trust

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                       ---------------------------------------------
                                                             FRANKLIN              FRANKLIN
                                                       STRUCTURED LARGE CAP   STRUCTURED LARGE CAP
                                                         CORE EQUITY FUND      GROWTH EQUITY FUND
                                                       ---------------------------------------------
                                                       SHARES      AMOUNT     SHARES       AMOUNT
                                                       ---------------------------------------------
Period ended December 31, 2005
   Shares issued in reinvestment of distributions ..   23,933     $ 274,985     2,178     $  25,703
                                                       ---------------------------------------------
   Net increase (decrease) .........................   23,933     $ 274,985     2,178     $  25,703
                                                       =============================================
Year ended June 30, 2005
   Shares issued in reinvestment of distributions ..   21,580     $ 248,392    18,115     $ 204,333
   Shares redeemed .................................       --            --   (16,531)     (182,502)
                                                       ---------------------------------------------
   Net increase (decrease) .........................   21,580     $ 248,392     1,584     $  21,831
                                                       =============================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------
SUBSIDIARY                                             AFFILIATION
-----------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC
(Investor Services)                                    Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers of 0.50% per year of the average daily net assets of each fund.

B. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each fund.


                                                          Semiannual Report | 33

Institutional Fiduciary Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                              ----------------------------------
                                                 FRANKLIN           FRANKLIN
                                                STRUCTURED         STRUCTURED
                                              LARGE CAP CORE    LARGE CAP GROWTH
                                                EQUITY FUND        EQUITY FUND
                                              ----------------------------------
Transfer agent fees .......................        $ 24             $ 26

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees, as noted in the Statement of Operations. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses, as noted in the Statements of Operations. Total expenses waived/paid by FT Services and Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end.

E. OTHER AFFILIATED TRANSACTIONS

At December 31, 2005, Advisers owned 89.80% and 90.50% of the Franklin Structured Large Cap Core Equity Fund and the Franklin Structured Large Cap Growth Equity Fund, respectively.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended December 31, 2005, the custodian fees were reduced as noted in the Statements of Operations.


34 | Semiannual Report

Institutional Fiduciary Trust

5. INCOME TAXES

At June 30, 2005, the Franklin Structured Large Cap Growth Equity Fund had tax basis capital losses of $16,486 expiring on June 30, 2013, which may be carried over to offset future capital gains, if any.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2005, the Franklin Structured Large Cap Growth Equity Fund deferred realized capital losses of $1,274.

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  ----------------------------------
                                                     FRANKLIN          FRANKLIN
                                                    STRUCTURED        STRUCTURED
                                                  LARGE CAP CORE   LARGE CAP GROWTH
                                                    EQUITY FUND       EQUITY FUND
                                                  ----------------------------------
Cost of investments ...........................   $    2,889,524   $      2,618,259
                                                  ==================================
Unrealized appreciation .......................   $      361,411   $        384,194
Unrealized depreciation .......................         (136,382)           (90,109)
                                                  ----------------------------------
Net unrealized appreciation (depreciation) ....   $      225,029   $        294,085
                                                  ==================================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2005, were as follows:

                                                  ---------------------------------
                                                     FRANKLIN         FRANKLIN
                                                    STRUCTURED       STRUCTURED
                                                  LARGE CAP CORE   LARGE CAP GROWTH
                                                    EQUITY FUND      EQUITY FUND
                                                  ---------------------------------
Purchases .....................................   $    1,214,796   $       587,965
Sales .........................................   $    1,131,065   $       582,945

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 35

Institutional Fiduciary Trust

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


36 | Semiannual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 37

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

          [LOGO](R)                         FRANKLIN TEMPLETON INSTITUTIONAL
      FRANKLIN(R) TEMPLETON(R)              600 Fifth Avenue
        INSTITUTIONAL                       New York, NY 10020

SEMI ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND
FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospecptus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-2 S2005 02/06



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 12(A)(1), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

ITEM 6. SCHEDULE OF INVESTMENTS. N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) CODE OF ETHICS

(A)(2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 21, 2006


By /S/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date    February 21, 2006